Baird Strategic Municipal Bond Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

MUNICIPAL BONDS - 101.3%	Par	Value
Alabama - 2.9%
Alabama Corrections Institution Finance Authority, 5.00%, 07/01/2037 (Callable 07/01/2032)	$295,000	$331,338
Alabama Housing Finance Authority, 5.00%, 05/01/2026 (a)	1,000,000	1,009,365
Black Belt Energy Gas District
4.00%, 12/01/2052 (Callable 09/01/2029) (a)	1,000,000	989,492
5.00%, 05/01/2053 (a)	3,500,000	3,648,351
5.50%, 11/01/2053 (Callable 09/01/2028) (a)	1,200,000	1,274,708
City of Oxford AL, 4.05%, 09/01/2041 (Callable 04/01/2024) (a)	1,000,000	1,000,000
County of Elmore AL, 5.00%, 05/01/2047 (Callable 05/01/2032)	1,090,000	1,149,184
County of Jefferson AL Sewer Revenue, 5.25%, 10/01/2049 (Callable 10/01/2033)	3,500,000	3,755,644
Industrial Development Board of the City of Mobile Alabama
3.92%, 06/01/2034 (a)	2,000,000	2,006,420
4.10%, 06/01/2034 (Callable 04/01/2024) (a)	500,000	500,000
Jacksonville State University, 5.00%, 12/01/2036 (Callable 12/01/2027)	150,000	160,387
Prattville Industrial Development Board, 5.30%, 09/01/2028	1,000,000	1,055,401
Southeast Alabama Gas Supply District/The, 5.00%, 04/01/2025	2,000,000	2,013,630
Southeast Energy Authority A Cooperative District
5.50%, 01/01/2053 (Callable 09/01/2029) (a)	250,000	266,829
5.00%, 05/01/2053 (Callable 05/01/2028) (a)	500,000	518,139
5.00%, 01/01/2054 (Callable 03/01/2030) (a)	1,000,000	1,057,759
5.25%, 01/01/2054 (Callable 04/01/2029) (a)	6,200,000	6,583,910
Tender Option Bond Trust Receipts/Certificates, 4.30%, 07/01/2025 (a)(b)	2,000,000	2,000,000
University of South Alabama, 5.00%, 04/01/2034 (Callable 04/01/2029)	1,005,000	1,084,881
		30,405,438
Alaska - 0.6%
Alaska Housing Finance Corp.
4.00%, 06/01/2036 (Callable 06/01/2025)	215,000	216,576
6.00%, 06/01/2054 (Callable 06/01/2033)	2,965,000	3,224,381
Alaska Industrial Development & Export Authority
4.25%, 04/01/2031 (Callable 05/02/2024)	185,000	185,047
4.00%, 04/01/2032 (Callable 04/01/2029)	1,885,000	1,900,357
Alaska Municipal Bond Bank Authority, 5.00%, 12/01/2028 (Callable 12/01/2026) (c)	615,000	633,666
Borough of Matanuska-Susitna AK
5.25%, 09/01/2026 (Callable 09/01/2025)	35,000	35,843
5.25%, 09/01/2028 (Callable 09/01/2025)	165,000	168,812
Southeast Alaska Power Agency, 5.25%, 06/01/2029 (Callable 12/01/2024)	150,000	151,499
University of Alaska, 5.00%, 10/01/2028 (Callable 10/01/2025)	110,000	112,316
		6,628,497
Arizona - 2.8%
Arizona Industrial Development Authority
2.47%, 07/01/2025	80,000	78,419
3.17%, 10/01/2025	65,000	63,263
4.00%, 07/15/2026 (b)	125,000	123,356
5.00%, 10/01/2028	110,000	114,633
4.75%, 12/15/2028 (Callable 12/15/2026) (b)	1,000,000	1,008,258
5.00%, 10/01/2029	10,000	10,527
1.76%, 09/01/2030 (a)(b)	5,847,483	5,441,771
5.00%, 10/01/2030 (Callable 10/01/2029)	140,000	147,402
5.00%, 10/01/2030 (Callable 10/01/2026) (b)	105,000	99,797
3.63%, 05/20/2033	2,943,511	2,775,213
4.00%, 10/01/2034 (Callable 10/01/2029)	85,000	83,402
5.25%, 11/01/2048 (Callable 11/01/2032)	1,500,000	1,610,994
Chandler Industrial Development Authority
5.00%, 09/01/2042 (Callable 03/01/2027) (a)(c)	5,075,000	5,228,648
5.00%, 09/01/2052 (Callable 03/05/2027) (a)(c)	1,200,000	1,236,534
City of Phoenix Civic Improvement Corp.
5.00%, 07/01/2035 (Callable 07/01/2025)	1,000,000	1,019,019
5.25%, 07/01/2047 (Callable 07/01/2033)	1,000,000	1,125,389
Glendale Industrial Development Authority
4.00%, 05/15/2025 (Callable 05/15/2024)	75,000	73,974
4.00%, 05/15/2027 (Callable 05/15/2024)	175,000	170,192
2.13%, 07/01/2033 (Callable 07/01/2029) (c)	100,000	83,111
Industrial Development Authority of the City of Phoenix Arizona/The, 2.95%, 07/01/2026 (Callable 07/01/2025)	1,000,000	960,418
Maricopa County Industrial Development Authority
4.50%, 07/01/2025 (b)	125,000	122,997
5.00%, 07/01/2025	475,000	479,322
2.10%, 07/01/2026 (b)(d)	950,000	909,133
5.00%, 07/01/2026	680,000	695,938
5.00%, 07/01/2027	710,000	736,704
5.25%, 07/01/2033 (Callable 07/01/2030) (b)	725,000	738,457
5.00%, 01/01/2036 (Callable 01/01/2025)	1,390,000	1,425,199
Maricopa County Pollution Control Corp., 4.15%, 05/01/2029 (Callable 04/01/2024) (a)	4,000,000	4,000,000
		30,562,070
Arkansas - 0.5%
Arkansas Development Finance Authority, 5.08%, 09/01/2044 (Callable 04/01/2024) (a)	5,000,000	5,000,000
Batesville Public Facilities Board, 5.00%, 06/01/2027	500,000	515,792
City of Heber Springs AR Sales & Use Tax, 1.63%, 06/01/2047 (Callable 06/01/2028)	690,000	654,402
City of Prairie Grove AR, 1.75%, 06/01/2051 (Callable 12/01/2026)	560,000	524,886
City of West Memphis AR Public Utility System Revenue, 3.00%, 12/01/2041 (Callable 12/01/2028)	605,000	499,195
County of Pulaski AR, 5.00%, 03/01/2030 (Callable 09/01/2026)	40,000	41,701
Henderson State University, 3.63%, 11/01/2033 (Callable 05/02/2024)	55,000	55,011
Lonoke School District No 1, 2.25%, 02/01/2030 (Callable 05/02/2024)	255,000	238,336
		7,529,323
California - 4.2%
Burbank Unified School District, 4.50%, 08/01/2037 (Callable 08/01/2028) (d)	25,000	26,199
California Community Choice Financing Authority, 5.25%, 01/01/2054 (Callable 10/01/2030) (a)	1,850,000	1,949,469
California Enterprise Development Authority
5.00%, 06/01/2026	200,000	207,871
5.00%, 06/01/2027	440,000	466,945
5.00%, 06/01/2028	230,000	249,612
California Health Facilities Financing Authority, 5.00%, 08/15/2037 (Callable 08/15/2027)	100,000	102,783
California Housing Finance Agency
3.75%, 03/25/2035	3,871,167	3,773,822
4.38%, 09/20/2036	1,491,723	1,466,338
3.60%, 08/01/2063 (Callable 02/01/2026) (a)	1,000,000	990,426
California Infrastructure & Economic Development Bank
4.00%, 11/01/2039 (Callable 11/01/2031)	630,000	634,406
4.34% (SIFMA Municipal Swap Index + 0.70%), 12/01/2050 (Callable 06/01/2025)	200,000	195,383
California Municipal Finance Authority, 5.00%, 05/15/2024	1,200,000	1,200,821
California Public Finance Authority
2.13%, 11/15/2027 (Callable 04/22/2024) (b)	50,000	50,002
2.38%, 11/15/2028 (Callable 04/22/2024) (b)	665,000	649,152
3.13%, 05/15/2029 (Callable 04/22/2024) (b)	3,250,000	3,166,446
California Statewide Communities Development Authority
5.00%, 08/01/2026 (Callable 04/22/2024) (a)	1,000,000	999,895
5.00%, 05/15/2034 (Callable 05/15/2026)	100,000	101,849
Calipatria Unified School District
0.00%, 08/01/2025 (e)	15,000	14,062
0.00%, 08/01/2027 (e)	165,000	145,513
Cathedral City Public Financing Authority, 0.00%, 08/01/2032 (e)	1,085,000	805,348
City of Los Angeles Department of Airports
5.00%, 05/15/2029 (c)	100,000	108,530
5.00%, 05/15/2034 (Callable 05/15/2028) (c)	1,710,000	1,810,351
City of Sacramento CA Water Revenue, 4.00%, 09/01/2036 (Callable 09/01/2027)	100,000	102,360
City of Vernon CA Electric System Revenue, 5.00%, 04/01/2025	3,000,000	3,018,758
Federal Home Loan Mortgage Corp.
3.35%, 11/25/2033	2,621,197	2,457,917
3.96%, 12/25/2036 (a)	1,990,867	1,930,663
Freddie Mac Multifamily ML Certificates, 2.25%, 09/25/2037	5,271,892	4,246,374
Freddie Mac Multifamily Variable Rate Certificate, 2.88%, 07/25/2036	3,046,156	2,709,538
Golden West Schools Financing Authority, 0.00%, 08/01/2025 (e)	150,000	142,125
Huntington Beach Union High School District, 0.00%, 09/01/2032 (e)	400,000	306,155
Inglewood Unified School District School Facilities Financing Authority, 5.25%, 10/15/2026	1,000,000	1,018,646
Irvine Facilities Financing Authority, 5.25%, 05/01/2043 (Callable 05/01/2026)	2,000,000	2,070,782
Long Beach Bond Finance Authority, 5.16% (3 mo. LIBOR US + 1.43%), 11/15/2026 (f)	700,000	700,921
Los Angeles Department of Water & Power, 5.00%, 07/01/2044 (Callable 07/01/2024)	100,000	100,324
Mayers Memorial Hospital District
0.00%, 08/01/2025 (e)	130,000	121,517
0.00%, 08/01/2026 (e)	230,000	205,452
0.00%, 08/01/2029 (e)	165,000	129,773
0.00%, 08/01/2032 (e)	210,000	142,953
0.00%, 08/01/2034 (e)	260,000	157,575
Metropolitan Water District of Southern California, 3.78% (SIFMA Municipal Swap Index + 0.14%), 07/01/2037	150,000	149,936
Moreno Valley Unified School District/CA, 0.00%, 08/01/2025 (e)	150,000	143,000
Northern California Energy Authority, 5.00%, 08/01/2025	600,000	607,091
Oxnard School District, 5.00%, 08/01/2045 (Callable 08/01/2026) (d)	95,000	98,233
Pleasanton Unified School District, 5.25%, 06/01/2041 (Callable 06/01/2025)	100,000	102,034
Sacramento County Water Financing Authority, 4.30% (3 mo. Term SOFR + 0.55%), 06/01/2034 (Callable 05/02/2024)	2,560,000	2,441,894
San Francisco City & County Airport Comm-San Francisco International Airport, 5.00%, 05/01/2028 (c)	2,725,000	2,886,433
San Marcos Public Facilities Authority, 5.00%, 09/01/2029 (Callable 09/01/2024)	200,000	201,241
San Ysidro School District, 0.00%, 08/01/2027 (e)	50,000	44,588
Simi Valley Unified School District, 4.00%, 08/01/2038 (Callable 08/01/2027)	155,000	156,746
Western Placer Unified School District, 2.00%, 06/01/2025 (Callable 05/02/2024)	225,000	218,193
Yorba Linda Redevelopment Agency Successor Agency, 0.00%, 09/01/2026 (e)	315,000	286,208
		46,012,653
Colorado - 3.6%
Arkansas River Power Authority
5.88%, 10/01/2026	790,000	815,740
5.00%, 10/01/2029 (Callable 10/01/2028)	725,000	750,490
5.00%, 10/01/2032 (Callable 10/01/2028)	1,000,000	1,035,745
City & County of Denver CO Airport System Revenue
5.00%, 11/15/2028 (c)	2,000,000	2,139,335
5.00%, 11/15/2029 (c)	2,000,000	2,174,436
5.00%, 12/01/2031 (Callable 12/01/2028) (c)	1,500,000	1,600,216
5.00%, 11/15/2047 (Callable 11/15/2032) (c)	1,320,000	1,401,522
City & County of Denver CO Pledged Excise Tax Revenue, 5.00%, 08/01/2044 (Callable 08/01/2026)	1,250,000	1,275,093
Colorado Bridge Enterprise, 4.00%, 06/30/2029 (Callable 12/31/2027) (c)	3,410,000	3,403,831
Colorado Educational & Cultural Facilities Authority
5.00%, 10/01/2028 (Callable 10/01/2025)	1,950,000	1,946,118
2.00%, 09/01/2030 (Callable 09/01/2028)	485,000	442,694
5.00%, 10/01/2030 (Callable 10/01/2025)	100,000	99,398
5.00%, 12/01/2038 (Callable 12/01/2028)	1,110,000	1,153,569
4.00%, 12/01/2039 (Callable 12/01/2024)	115,000	110,430
Colorado Health Facilities Authority
2.13%, 05/15/2028 (Callable 05/02/2024)	750,000	714,352
5.00%, 08/01/2028	490,000	527,203
2.63%, 05/15/2029 (Callable 05/02/2024)	1,000,000	936,890
5.25%, 05/15/2032 (Callable 05/15/2027)	550,000	564,267
5.25%, 11/01/2034 (Callable 11/01/2032)	1,000,000	1,154,117
5.00%, 08/01/2044 (Callable 08/01/2029)	170,000	177,438
4.19% (SIFMA Municipal Swap Index + 0.55%), 05/15/2061 (Callable 02/17/2026)	2,000,000	1,986,007
5.00%, 05/15/2062 (Callable 02/17/2026) (a)	4,000,000	4,146,230
Colorado Housing and Finance Authority, 0.00%, 11/01/2043 (Callable 05/01/2026) (a)	1,500,000	1,500,420
Denver City & County Housing Authority, 5.00%, 07/01/2027 (Callable 07/01/2026)	2,000,000	2,072,755
Denver Convention Center Hotel Authority
5.00%, 12/01/2024	1,500,000	1,503,419
5.00%, 12/01/2028 (Callable 12/01/2026)	720,000	738,990
5.00%, 12/01/2031 (Callable 12/01/2026)	2,800,000	2,875,905
Denver Health & Hospital Authority, 4.00%, 12/01/2028 (Callable 05/02/2024)	100,000	99,999
Prairie Center Metropolitan District No 7, 4.13%, 12/15/2036 (Callable 12/15/2025)	140,000	127,888
Vauxmont Metropolitan District, 3.25%, 12/15/2050 (Callable 12/15/2024)	1,853,000	1,536,424
		39,010,921
Connecticut - 0.8%
City of New Haven CT, 5.00%, 08/01/2027	550,000	580,359
Connecticut Housing Finance Authority, 3.50%, 11/15/2045 (Callable 05/15/2029)	785,000	768,296
Connecticut State Health & Educational Facilities Authority
3.50%, 07/01/2026	825,000	804,420
5.00%, 07/01/2027 (Callable 07/01/2026)	60,000	60,464
3.70%, 07/01/2033 (Callable 04/03/2024) (a)	1,710,000	1,710,000
2.95%, 07/01/2049 (a)	1,000,000	985,733
2.80%, 07/01/2057 (a)	2,500,000	2,456,644
East Hartford Housing Authority, 4.25%, 02/01/2027 (Callable 08/01/2024) (a)	1,000,000	1,001,135
Town of Sprague CT
4.00%, 09/01/2024	40,000	39,934
4.00%, 09/01/2025	55,000	55,122
		8,462,107
District of Columbia - 0.3%
District of Columbia
5.00%, 07/01/2027	125,000	129,237
5.50%, 02/28/2034 (c)	1,000,000	1,158,709
District of Columbia Water & Sewer Authority
4.00%, 10/01/2040 (Callable 04/01/2032)	100,000	101,975
3.00%, 10/01/2057 (Callable 07/01/2027) (a)	1,000,000	974,438
Metropolitan Washington Airports Authority Aviation Revenue, 5.00%, 10/01/2037 (Callable 10/01/2027) (c)	1,000,000	1,038,975
		3,403,334
Florida - 5.0%
Capital Projects Finance Authority/FL, 5.00%, 10/01/2027	1,000,000	1,021,298
Capital Trust Agency, Inc.
5.25%, 12/01/2024 (b)	250,000	246,708
3.38%, 07/01/2031 (b)	1,000,000	947,666
City of Cape Coral FL Water & Sewer Revenue
5.00%, 10/01/2036 (Callable 10/01/2033)	325,000	378,183
5.00%, 10/01/2037 (Callable 10/01/2033)	520,000	599,606
5.00%, 10/01/2038 (Callable 10/01/2033)	325,000	372,348
5.65%, 03/01/2054 (Callable 03/01/2033)	3,750,000	4,257,897
City of Fort Lauderdale FL Water & Sewer Revenue
4.00%, 09/01/2028 (Callable 09/01/2024)	1,250,000	1,248,949
5.50%, 09/01/2048 (Callable 09/01/2033)	1,750,000	1,998,959
City of Jacksonville FL
3.64%, 08/01/2036 (Callable 05/01/2024) (a)	5,000,000	5,000,000
3.64%, 08/01/2036 (Callable 05/01/2024) (a)	1,000,000	1,000,000
City of Sunrise FL, 3.00%, 10/01/2050 (Callable 10/01/2030)	1,000,000	752,677
City of Tallahassee FL, 5.00%, 12/01/2027 (Callable 12/01/2025)	500,000	508,856
Collier County Educational Facilities Authority, 5.00%, 06/01/2025	1,450,000	1,455,279
Collier County Industrial Development Authority, 5.00%, 10/01/2054 (Callable 10/01/2030) (a)	1,250,000	1,380,078
County of Miami-Dade FL Rickenbacker Causeway Revenue
5.00%, 10/01/2024	285,000	285,723
5.00%, 10/01/2031 (Callable 10/01/2024)	160,000	160,941
County of Miami-Dade Seaport Department, 4.00%, 10/01/2040 (Callable 10/01/2031) (c)	115,000	113,406
County of Osceola FL Transportation Revenue, 0.00%, 10/01/2029 (e)	800,000	635,860
County of Palm Beach FL, 5.00%, 04/01/2029 (b)	1,315,000	1,342,330
Florida Development Finance Corp.
4.00%, 06/01/2024 (b)	105,000	104,839
5.00%, 11/15/2024	600,000	604,131
4.00%, 06/15/2025	445,000	441,381
5.25%, 06/15/2029 (Callable 06/15/2027) (b)	2,000,000	2,042,343
5.00%, 08/15/2032 (b)	1,365,000	1,374,201
5.00%, 02/01/2035 (Callable 02/01/2032)	1,000,000	1,022,873
Florida Housing Finance Corp., 4.20%, 01/01/2045 (Callable 01/01/2028)	55,000	54,026
Florida Insurance Assistance Interlocal Agency, Inc., 4.42%, 09/01/2032 (Callable 04/01/2024) (a)	3,000,000	3,000,000
Greater Orlando Aviation Authority, 5.00%, 10/01/2029 (Callable 10/01/2025) (c)	1,005,000	1,020,704
Highlands County Health Facilities Authority
3.64%, 11/15/2035 (Callable 05/01/2024) (a)	1,000,000	1,000,000
3.64%, 11/15/2037 (Callable 05/02/2024) (a)	6,000,000	6,000,000
Jacksonville Housing Authority, 5.00%, 02/01/2034 (Callable 02/01/2033)	1,000,000	1,091,503
Lee County Housing Finance Authority, 3.55%, 08/01/2027 (Callable 02/01/2025) (a)	1,000,000	989,707
Miami-Dade County Housing Finance Authority
3.55%, 01/01/2027 (a)	2,645,000	2,614,290
3.40%, 04/01/2041 (Callable 04/01/2025) (a)	1,450,000	1,437,241
Orange County Health Facilities Authority, 5.00%, 08/01/2028 (Callable 08/01/2024)	300,000	300,816
Orlando Utilities Commission, 1.25%, 10/01/2046 (Callable 04/01/2028) (a)	1,000,000	875,511
Palm Beach County Housing Finance Authority, 5.00%, 04/01/2026 (a)	1,000,000	1,006,835
Pasco County School Board, 5.00%, 08/01/2046 (Callable 08/01/2031)	500,000	529,548
Sarasota County Health Facilities Authority, 4.00%, 05/15/2028 (Callable 05/15/2025)	50,000	49,345
School Board of Miami-Dade County/The, 5.00%, 02/01/2028 (Callable 02/01/2026)	1,000,000	1,030,031
St Johns County Housing Finance Authority
3.55%, 07/01/2027 (Callable 01/01/2025) (a)	1,000,000	989,521
5.50%, 12/01/2028 (Callable 06/01/2026) (a)(b)	2,500,000	2,471,284
Sumter County Industrial Development Authority/FL, 5.00%, 07/01/2025 (Callable 05/02/2024)	500,000	500,382
Tradition Community Development District No 1, 4.00%, 05/01/2028 (Callable 05/02/2024)	1,495,000	1,496,120
UCF Stadium Corp., 5.00%, 03/01/2025	370,000	373,678
Village Community Development District No 8, 4.50%, 05/01/2039 (Callable 05/01/2030)	1,800,000	1,872,086
Volusia County Educational Facility Authority, 5.00%, 10/15/2029 (Callable 04/15/2025)	500,000	506,726
		58,505,886
Georgia - 3.4%
Atlanta Development Authority/The, 5.00%, 07/01/2024	200,000	200,559
Atlanta Urban Residential Finance Authority, 2.00%, 09/01/2025 (Callable 09/01/2024) (a)	1,000,000	986,563
Bartow County Development Authority
3.95%, 12/01/2032 (a)	1,000,000	1,012,170
2.88%, 08/01/2043 (a)	2,000,000	1,956,042
Carrollton Payroll Development Authority, 5.00%, 07/01/2029	200,000	218,444
City of Atlanta GA Department of Aviation, 5.00%, 07/01/2048 (Callable 07/01/2033) (c)	1,700,000	1,810,880
Clayton County Development Authority, 4.00%, 07/01/2034 (Callable 07/01/2027)	100,000	101,477
DeKalb County Housing Authority, 4.00%, 12/01/2033 (Callable 12/01/2030)	5,000,000	5,013,370
Development Authority of Appling County, 4.40%, 09/01/2041 (Callable 04/01/2024) (a)	6,000,000	6,000,000
Development Authority of Burke County/The, 3.38%, 11/01/2053 (a)	1,000,000	993,861
Development Authority of Gwinnett County, 5.00%, 07/01/2040 (Callable 07/01/2027)	3,010,000	3,125,229
Gainesville & Hall County Development Authority, 3.90%, 11/15/2033 (Callable 05/01/2024) (a)	4,400,000	4,400,000
Main Street Natural Gas, Inc.
5.00%, 05/15/2024	65,000	65,007
5.00%, 12/01/2028	150,000	155,369
4.00%, 08/01/2049 (Callable 09/01/2024) (a)	1,000,000	1,001,291
4.00%, 07/01/2052 (Callable 06/01/2027) (a)	1,100,000	1,108,723
4.00%, 08/01/2052 (Callable 05/01/2027) (a)(b)	2,850,000	2,773,020
5.00%, 12/01/2052 (Callable 03/01/2029) (a)	1,250,000	1,309,372
5.00%, 06/01/2053 (Callable 03/01/2030) (a)	2,385,000	2,512,336
5.00%, 07/01/2053 (Callable 12/01/2029) (a)	1,000,000	1,058,850
5.00%, 05/01/2054 (Callable 06/01/2031) (a)	2,000,000	2,142,599
Private Colleges & Universities Authority, 5.00%, 06/01/2027	270,000	281,467
		38,226,629
Hawaii - 0.5%
City & County of Honolulu HI, 4.00%, 10/01/2031 (Callable 10/01/2025)	3,000,000	3,019,283
State of Hawaii Airports System Revenue, 5.00%, 08/01/2027 (Callable 04/22/2024) (c)	2,685,000	2,685,830
		5,705,113
Idaho - 0.8%
Idaho Housing & Finance Association
3.00%, 05/01/2032	1,250,000	1,171,870
3.00%, 05/01/2042 (Callable 05/01/2032)	425,000	343,754
5.00%, 05/01/2044 (Callable 05/01/2032)	425,000	442,617
5.75%, 05/01/2048 (Callable 05/01/2031)	500,000	539,941
5.00%, 05/01/2049 (Callable 05/01/2032)	665,000	682,538
6.00%, 07/01/2054 (Callable 01/01/2033)	5,000,000	5,530,041
5.75%, 05/01/2058 (Callable 05/01/2031)	500,000	532,612
		9,243,373
Illinois - 6.9%
Central Lake County Joint Action Water Agency, 4.00%, 05/01/2032 (Callable 05/01/2026)	1,080,000	1,086,125
Champaign & Piatt Counties Community Unit School District No 3, 3.50%, 09/01/2029 (Callable 05/02/2024)	180,000	179,374
Chicago Board of Education, 0.00%, 12/01/2025 (e)	1,000,000	934,848
Chicago Board of Education Dedicated Capital Improvement Tax, 5.25%, 04/01/2034 (Callable 04/01/2033)	1,000,000	1,138,651
Chicago Midway International Airport
5.00%, 01/01/2026 (c)	1,250,000	1,276,780
5.00%, 01/01/2027 (c)	445,000	463,224
Chicago O'Hare International Airport
5.00%, 01/01/2029 (Callable 01/01/2025) (c)	1,000,000	1,007,460
5.00%, 01/01/2030 (Callable 01/01/2025)	625,000	632,060
5.00%, 01/01/2032 (Callable 01/01/2026) (c)	1,310,000	1,336,546
5.00%, 01/01/2033 (Callable 01/01/2025) (c)	435,000	438,489
5.00%, 01/01/2034 (Callable 01/01/2026) (c)	975,000	993,705
5.00%, 01/01/2035 (Callable 01/01/2026) (c)	805,000	819,990
5.00%, 01/01/2036 (Callable 01/01/2032) (c)	500,000	553,131
5.50%, 01/01/2055 (Callable 01/01/2032) (c)	1,255,000	1,347,497
Chicago Park District, 5.25%, 01/01/2042 (Callable 01/01/2033)	1,255,000	1,367,271
Chicago Transit Authority Sales Tax Receipts Fund, 5.25%, 12/01/2049 (Callable 12/01/2024)	2,430,000	2,438,682
City of Chicago IL
0.00%, 01/01/2029 (e)	4,125,000	3,435,771
5.50%, 01/01/2040 (Callable 01/01/2032)	1,000,000	1,097,009
City of Chicago IL Wastewater Transmission Revenue
5.25%, 01/01/2042 (Callable 07/01/2032)	1,000,000	1,117,616
5.25%, 01/01/2043 (Callable 07/01/2032)	1,000,000	1,110,030
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2027 (Callable 11/01/2026)	100,000	103,817
5.00%, 11/01/2028 (Callable 11/01/2024)	690,000	693,014
5.00%, 11/01/2029 (Callable 11/01/2026)	390,000	405,711
4.00%, 11/01/2032 (Callable 11/01/2024)	125,000	125,539
City of Springfield IL Electric Revenue
5.00%, 03/01/2031 (Callable 03/01/2025)	2,000,000	2,019,918
5.00%, 03/01/2033 (Callable 03/01/2025)	1,000,000	1,009,600
Cook County Community College District No 508, 5.25%, 12/01/2028 (Callable 04/23/2024)	325,000	325,241
Cook County Community Consolidated School District No 15 Palatine, 5.25%, 06/15/2043 (Callable 06/15/2033)	1,000,000	1,099,478
Cook County School District No 144 Prairie Hills, 0.00%, 12/01/2027 (e)	35,000	30,439
Illinois Finance Authority
5.00%, 11/01/2024	50,000	50,084
3.00%, 05/01/2025	200,000	197,008
5.00%, 09/01/2025	1,185,000	1,181,679
5.00%, 10/01/2025	150,000	152,043
5.00%, 03/01/2026	900,000	917,295
5.00%, 02/15/2027	420,000	427,722
5.00%, 09/01/2027 (Callable 09/01/2026)	500,000	514,466
5.00%, 02/15/2030 (Callable 08/15/2027)	125,000	127,829
4.00%, 05/01/2030 (Callable 05/01/2028)	275,000	276,292
5.00%, 05/15/2030 (Callable 05/15/2025)	25,000	25,023
3.00%, 09/01/2031 (Callable 09/01/2026)	1,475,000	1,400,883
5.00%, 02/15/2032 (Callable 08/15/2027)	500,000	510,687
5.00%, 05/15/2033 (Callable 11/15/2028)	2,000,000	2,100,336
5.00%, 07/01/2033 (Callable 01/01/2027)	200,000	210,073
5.00%, 02/15/2037 (Callable 08/15/2027)	1,000,000	1,009,503
4.13%, 11/15/2037 (Callable 11/15/2025)	300,000	299,355
5.00%, 11/15/2039 (Callable 05/15/2025)	2,500,000	2,519,593
Illinois Housing Development Authority
4.00%, 06/01/2026 (Callable 06/01/2025) (a)	500,000	499,363
2.90%, 08/01/2031 (Callable 02/01/2026)	1,000,000	927,864
4.64% (SIFMA Municipal Swap Index + 1.00%), 05/15/2050 (Callable 11/15/2024)	225,000	224,951
4.50%, 10/01/2052 (Callable 10/01/2030)	1,405,000	1,415,855
3.65%, 01/01/2064 (Callable 04/01/2024) (a)	2,000,000	2,000,000
3.65%, 07/01/2065 (Callable 04/01/2024) (a)	3,000,000	3,000,000
Illinois Sports Facilities Authority/The
5.00%, 06/15/2030 (Callable 06/15/2029)	2,250,000	2,393,877
5.00%, 06/15/2030	1,500,000	1,621,045
5.00%, 06/15/2031	2,025,000	2,209,965
5.25%, 06/15/2031 (Callable 06/15/2024)	600,000	600,969
Joliet Park District
5.00%, 02/01/2025	475,000	478,588
5.00%, 02/01/2025	450,000	453,399
5.00%, 02/01/2028	200,000	210,791
5.00%, 02/01/2029	200,000	213,890
5.00%, 02/01/2030	245,000	264,656
5.00%, 02/01/2031	360,000	393,092
5.00%, 02/01/2032	200,000	219,918
4.00%, 02/01/2033 (Callable 04/30/2024)	150,000	150,006
Kane & DeKalb Counties Community Unit School District No 301 Burlington, 4.00%, 01/01/2037 (Callable 01/01/2027)	2,000,000	1,966,505
Kankakee & Will Counties Community Unit School District No 5/IL, 4.00%, 05/01/2027 (Callable 05/02/2024)	415,000	414,550
Lake County Consolidated High School District No 120 Mundelein, 5.50%, 12/01/2039 (Callable 12/01/2032)	160,000	180,806
Madison Bond Etc Counties Community Unit School District No 5 Highland
5.50%, 02/01/2032 (Callable 02/01/2030)	575,000	652,030
5.50%, 02/01/2034 (Callable 02/01/2030)	600,000	679,241
5.50%, 02/01/2035 (Callable 02/01/2030)	570,000	644,061
Madison County Community Unit School District No 8 Bethalto, 4.00%, 12/01/2032 (Callable 12/01/2028)	1,000,000	1,027,521
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2026 (e)	200,000	185,101
0.00%, 06/15/2027 (e)	4,400,000	3,940,713
5.50%, 06/15/2029	1,000,000	1,037,470
0.00%, 12/15/2034 (e)	2,000,000	1,362,002
Niles Park District, 3.00%, 12/01/2032 (Callable 05/02/2024)	700,000	688,846
Northern Illinois University
5.00%, 04/01/2024	500,000	500,000
5.00%, 10/01/2031 (Callable 04/01/2031)	450,000	489,680
4.00%, 10/01/2032 (Callable 04/01/2031)	500,000	511,455
Peoria Public Building Commission, 0.00%, 12/01/2025 (e)	1,000,000	929,835
Piatt Champaign & DeWitt Counties Community Unit School District No 25, 5.00%, 11/01/2032 (Callable 11/01/2026)	1,935,000	1,989,563
Rock Island County School District No 41 Rock Island/Milan, 5.50%, 12/01/2038 (Callable 12/01/2031)	125,000	140,863
Sangamon Logan & Menard Counties Community Unit School Dist No 15 Williamsville, 5.00%, 12/01/2036 (Callable 12/01/2029)	100,000	107,114
Southern Illinois University, 4.00%, 04/01/2030	1,575,000	1,592,421
St Clair County Community Unit School District No 187 Cahokia
5.00%, 01/01/2032	300,000	331,856
5.00%, 01/01/2033	260,000	290,564
5.00%, 01/01/2034	275,000	310,488
5.00%, 01/01/2035 (Callable 01/01/2034)	525,000	588,899
5.00%, 01/01/2035 (Callable 01/01/2034)	250,000	280,428
5.00%, 01/01/2036 (Callable 01/01/2034)	265,000	295,121
5.00%, 01/01/2036 (Callable 01/01/2034)	225,000	250,575
5.00%, 01/01/2037 (Callable 01/01/2034)	225,000	248,336
State of Illinois, 5.00%, 01/01/2026	50,000	51,345
University of Illinois, 4.00%, 04/01/2034 (Callable 04/01/2025)	650,000	651,175
Upper Illinois River Valley Development Authority
5.00%, 12/01/2025	125,000	126,343
5.00%, 12/01/2028	75,000	78,272
4.00%, 01/01/2031 (Callable 01/01/2027) (b)	215,000	207,699
Village of Hoffman Estates IL, 4.00%, 12/01/2027 (Callable 12/01/2025)	500,000	499,116
Wauconda Special Service Area No 1, 5.00%, 03/01/2033 (Callable 03/01/2025)	3,510,000	3,533,334
Will County Community High School District No 210 Lincoln-Way
0.00%, 01/01/2028 (e)	310,000	269,343
0.00%, 01/01/2032 (e)	125,000	93,260
4.00%, 01/01/2034 (Callable 01/01/2029)	150,000	151,932
Will County Township High School District No 204 Joliet, 4.00%, 01/01/2037 (Callable 01/01/2027)	105,000	105,320
		85,188,299
Indiana - 1.7%
City of Rockport IN, 3.13%, 07/01/2025	2,000,000	1,965,073
Elkhart Redevelopment District, 4.00%, 08/01/2028 (Callable 08/01/2025)	200,000	199,633
Fishers Town Hall Building Corp., 5.50%, 07/15/2038 (Callable 07/15/2032)	140,000	160,891
Hammond Local Public Improvement Bond Bank, 5.50%, 07/15/2036 (Callable 07/15/2030)	1,500,000	1,597,517
Indiana Finance Authority
5.50%, 04/01/2024	665,000	665,000
5.00%, 04/01/2028	870,000	883,919
5.00%, 03/01/2036 (Callable 03/01/2025)	2,000,000	2,022,045
5.75%, 06/01/2037 (Callable 12/01/2033)	600,000	696,663
5.75%, 06/01/2038 (Callable 12/01/2033)	635,000	732,675
5.75%, 06/01/2039 (Callable 12/01/2033)	670,000	770,598
5.75%, 06/01/2040 (Callable 12/01/2033)	710,000	809,871
5.75%, 06/01/2048 (Callable 12/01/2033)	1,630,000	1,796,403
Indiana Health & Educational Facilities Financing Authority, 5.00%, 11/15/2046 (Callable 11/15/2026)	150,000	152,832
Noblesville Redevelopment Authority, 5.50%, 07/15/2043 (Callable 07/15/2031)	100,000	111,084
Plainfield Redevelopment Authority
5.00%, 02/01/2030	15,000	16,003
3.25%, 08/01/2032 (Callable 05/02/2024)	145,000	140,452
Plainfield Redevelopment District, 3.00%, 07/01/2031 (Callable 07/01/2027)	435,000	419,228
Posey County Redevelopment Authority, 5.00%, 07/15/2025	3,000,000	3,040,173
Salem Elementary School Building Corp./IN, 4.38%, 07/15/2032 (Callable 07/15/2031)	1,495,000	1,558,497
		17,738,557
Iowa - 2.0%
City of Coralville IA
4.00%, 06/01/2024	200,000	199,386
4.50%, 06/01/2032 (Callable 06/01/2024)	2,000,000	1,973,069
City of Council Bluffs IA, 3.75%, 01/01/2025 (Callable 04/01/2024) (a)	1,000,000	1,000,000
City of Stuart IA, 4.75%, 06/01/2026 (Callable 06/01/2025)	1,000,000	1,003,549
Clear Creek-Amana Community School District, 4.00%, 06/01/2027 (Callable 06/01/2026)	4,000,000	4,041,090
Iowa Finance Authority
7.50%, 01/01/2032 (Callable 01/01/2030) (b)	1,000,000	968,563
4.00%, 07/01/2047 (Callable 07/01/2028)	145,000	143,841
3.25%, 07/01/2050 (Callable 07/01/2029)	90,000	87,627
3.80%, 12/01/2051 (Callable 04/01/2024) (a)	2,000,000	2,000,000
5.50%, 07/01/2053 (Callable 01/01/2033)	2,565,000	2,702,295
Iowa Higher Education Loan Authority
3.00%, 04/01/2024	255,000	255,000
5.00%, 10/01/2026	750,000	772,502
5.00%, 10/01/2037 (Callable 10/01/2030)	400,000	421,301
5.00%, 12/01/2041 (Callable 12/01/2026)	1,000,000	1,032,235
Keokuk Municipal Water Works
4.00%, 04/01/2033 (Callable 04/01/2032)	245,000	244,756
4.00%, 04/01/2034 (Callable 04/01/2032)	255,000	253,686
4.15%, 04/01/2036 (Callable 04/01/2032)	450,000	447,608
4.25%, 04/01/2037 (Callable 04/01/2032)	170,000	168,904
4.35%, 04/01/2038 (Callable 04/01/2032)	470,000	466,929
4.40%, 04/01/2039 (Callable 04/01/2032)	510,000	506,008
4.50%, 04/01/2040 (Callable 04/01/2032)	535,000	531,066
PEFA, Inc., 5.00%, 09/01/2049 (Callable 06/01/2026) (a)	3,860,000	3,951,879
		23,171,294
Kansas - 0.6%
City of Burlington KS, 4.30%, 03/01/2045 (Callable 03/03/2026) (a)	2,000,000	2,004,039
City of Goddard KS, 4.00%, 10/01/2026 (Callable 04/01/2026)	3,000,000	3,023,469
City of Park City KS, 3.75%, 09/01/2026 (Callable 09/01/2024)	1,000,000	1,000,458
Wyandotte County-Kansas City Unified Government, 0.00%, 12/01/2027 (e)	175,000	150,299
		6,178,265
Kentucky - 1.9%
City of Columbia KY, 3.25%, 12/01/2028	50,000	46,625
County of Trimble KY
1.30%, 09/01/2044 (a)(c)	1,000,000	881,224
4.70%, 06/01/2054 (Callable 03/03/2027) (a)(c)	4,000,000	4,035,976
Garrard County School District Finance Corp.
5.00%, 08/01/2036 (Callable 08/01/2031)	1,220,000	1,362,167
5.00%, 08/01/2037 (Callable 08/01/2031)	1,000,000	1,107,915
Kentucky Economic Development Finance Authority
0.00%, 10/01/2025 (e)	35,000	32,810
5.00%, 07/01/2028 (Callable 07/01/2025)	2,335,000	2,356,505
5.00%, 06/01/2030 (Callable 06/01/2027)	50,000	51,467
5.00%, 07/01/2040 (Callable 07/01/2025)	1,290,000	1,293,022
Kentucky Higher Education Student Loan Corp., 5.00%, 06/01/2024 (c)	130,000	130,130
Kentucky Public Energy Authority
4.00%, 01/01/2049 (Callable 10/01/2024) (a)	2,500,000	2,498,875
4.00%, 12/01/2049 (Callable 03/01/2025) (a)	320,000	321,198
4.77% (1 mo. LIBOR US + 1.12%), 12/01/2049 (Callable 03/01/2025) (f)	700,000	699,250
4.00%, 12/01/2050 (Callable 03/01/2026) (a)	275,000	274,461
Kentucky State Property & Building Commission, 5.00%, 11/01/2028 (Callable 11/01/2026)	200,000	209,033
Lexington-Fayette Urban County Airport Board, 5.00%, 07/01/2038 (Callable 07/01/2033)	320,000	357,008
Louisville/Jefferson County Metropolitan Government
5.00%, 10/01/2029 (Callable 10/01/2026)	330,000	340,976
3.80%, 06/01/2033 (Callable 04/01/2024) (a)	3,000,000	3,000,000
Morehead State University, 5.00%, 04/01/2028 (Callable 04/01/2025)	455,000	462,112
University of Louisville, 5.00%, 03/01/2034 (Callable 09/01/2026)	2,120,000	2,196,347
		21,657,101
Louisiana - 0.9%
City of Shreveport LA Water & Sewer Revenue, 5.00%, 12/01/2032 (Callable 12/01/2028)	880,000	936,490
Louisiana Housing Corp., 5.00%, 07/01/2046 (Callable 02/01/2026) (a)	1,500,000	1,527,463
Louisiana Local Government Environmental Facilities & Community Development Auth
4.00%, 10/01/2024	145,000	144,536
3.02%, 04/01/2031 (Callable 04/01/2025) (b)	1,273,000	1,257,055
Louisiana Public Facilities Authority
5.00%, 10/01/2024 (d)	400,000	398,630
5.00%, 05/15/2026	1,000,000	1,027,840
5.25%, 10/01/2029 (d)	560,000	612,276
5.00%, 05/15/2033 (Callable 05/15/2030)	350,000	381,206
5.25%, 10/01/2033 (d)	2,515,000	2,872,805
5.25%, 10/01/2046 (Callable 10/01/2033) (d)	315,000	336,805
6.75%, 10/01/2053 (Callable 07/03/2028) (a)(b)(c)	400,000	425,692
St Tammany Parish Hospital Service District No 1, 5.00%, 07/01/2034 (Callable 07/01/2028)	1,520,000	1,624,124
		11,544,922
Maine - 0.7%
City of Lewiston ME
1.38%, 02/15/2033 (Callable 02/15/2028)	1,000,000	790,546
1.50%, 02/15/2035 (Callable 02/15/2028)	1,435,000	1,089,766
Finance Authority of Maine
5.00%, 12/01/2024 (c)	125,000	125,749
5.00%, 12/01/2025 (c)	200,000	203,112
5.00%, 12/01/2026 (c)	200,000	204,442
Maine Health & Higher Educational Facilities Authority
5.00%, 07/01/2026	100,000	103,127
5.00%, 07/01/2034 (Callable 07/01/2030)	960,000	1,044,138
5.00%, 07/01/2035 (Callable 07/01/2030)	1,510,000	1,639,560
5.00%, 07/01/2036 (Callable 07/01/2030)	1,615,000	1,748,708
5.00%, 07/01/2037 (Callable 07/01/2030)	350,000	374,651
Maine State Housing Authority, 5.00%, 11/15/2052 (Callable 11/15/2031)	925,000	948,573
		8,272,372
Maryland - 1.3%
Howard County Housing Commission, 4.13%, 12/01/2043 (Callable 12/01/2033)	2,500,000	2,421,013
Maryland Community Development Administration
4.05%, 10/01/2024	1,000,000	996,609
3.85%, 03/01/2025	2,000,000	1,981,919
0.55%, 09/01/2026	555,000	501,328
3.75%, 03/01/2050 (Callable 03/01/2029)	1,450,000	1,429,905
Maryland Economic Development Corp.
3.50%, 07/01/2024 (b)(c)	515,000	511,470
5.00%, 06/01/2030 (Callable 06/01/2028)	100,000	105,080
Maryland Health & Higher Educational Facilities Authority
5.00%, 01/01/2025	470,000	471,584
5.00%, 07/01/2045 (Callable 01/01/2027) (a)	380,000	395,562
Maryland State Transportation Authority, 5.00%, 07/01/2046 (Callable 07/01/2031)	1,695,000	1,834,717
Montgomery County Housing Opportunities Commission, 5.75%, 01/01/2058 (Callable 01/01/2034)	1,145,000	1,266,628
Washington Suburban Sanitary Commission, 4.00%, 06/01/2024 (Callable 04/01/2024) (a)	5,000,000	5,000,000
		16,915,815
Massachusetts - 1.3%
Massachusetts Department of Transportation, 0.00%, 01/01/2029 (e)	1,560,000	1,329,371
Massachusetts Development Finance Agency
5.00%, 07/15/2025 (b)	65,000	64,797
3.98%, 10/01/2030	155,000	144,725
5.00%, 07/01/2044 (Callable 07/01/2027)	575,000	581,397
Massachusetts Educational Financing Authority
5.00%, 01/01/2027 (Callable 01/01/2025) (c)	2,500,000	2,515,379
2.00%, 07/01/2037 (Callable 07/01/2031) (c)	2,265,000	1,966,095
4.25%, 07/01/2044 (Callable 07/01/2033) (c)	2,285,000	2,254,530
Massachusetts Port Authority, 5.00%, 07/01/2040 (Callable 07/01/2025) (c)	3,500,000	3,534,078
Massachusetts Water Resources Authority, 3.65%, 08/01/2037 (Callable 04/01/2024) (a)	1,090,000	1,090,000
		13,480,372
Michigan - 2.9%
Ann Arbor School District, 3.00%, 05/01/2027	1,500,000	1,490,274
Charter Township of Lansing MI, 2.75%, 05/01/2028 (Callable 05/02/2024)	265,000	251,910
City of Detroit MI
5.25%, 05/01/2025	75,000	75,868
6.00%, 05/01/2039 (Callable 05/01/2033)	1,000,000	1,137,754
Flint Hospital Building Authority, 5.00%, 07/01/2029	130,000	134,213
Michigan Finance Authority
5.00%, 07/01/2024	335,000	334,998
5.00%, 07/01/2025 (Callable 07/01/2024)	140,000	140,139
5.00%, 07/01/2026 (Callable 07/01/2024)	300,000	300,461
5.25%, 02/01/2027	1,125,000	1,131,710
5.00%, 07/01/2027 (Callable 07/01/2025)	160,000	162,371
5.00%, 08/31/2028	490,000	524,882
5.00%, 02/28/2029	400,000	431,581
5.00%, 08/31/2029	500,000	543,342
4.50%, 10/01/2029 (Callable 10/01/2024)	3,550,000	3,557,341
5.00%, 07/01/2030 (Callable 07/01/2024)	165,000	165,424
5.25%, 02/01/2032 (Callable 02/01/2027)	100,000	101,574
5.00%, 05/15/2032 (Callable 05/15/2025)	2,000,000	2,029,446
5.00%, 07/01/2032 (Callable 07/01/2025)	1,700,000	1,722,706
5.00%, 05/15/2033 (Callable 05/15/2025)	1,265,000	1,283,434
5.00%, 07/01/2039 (Callable 07/01/2024)	50,000	50,060
5.00%, 10/01/2039 (Callable 10/01/2024)	1,700,000	1,704,490
5.00%, 11/15/2041 (Callable 11/15/2026)	1,000,000	1,024,097
5.00%, 07/01/2044 (Callable 07/01/2024)	180,000	180,126
Michigan State Building Authority, 3.74%, 04/15/2058 (Callable 04/01/2024) (a)	3,000,000	3,000,000
Michigan State Hospital Finance Authority, 5.00%, 11/15/2032 (Callable 05/15/2025)	255,000	258,945
Michigan State Housing Development Authority, 6.00%, 06/01/2054 (Callable 06/01/2033)	5,000,000	5,448,020
Michigan Strategic Fund
5.00%, 06/30/2032 (Callable 12/31/2028) (c)	265,000	277,857
5.00%, 12/31/2043 (Callable 12/31/2028) (c)	100,000	101,655
Northview Public Schools, 3.00%, 11/01/2031 (Callable 05/01/2030)	1,000,000	967,345
Walled Lake Consolidated School District, 5.00%, 05/01/2047 (Callable 05/01/2032)	435,000	469,236
Wayne County Airport Authority, 5.00%, 12/01/2028 (Callable 12/01/2025) (c)	4,650,000	4,734,767
		33,736,026
Minnesota - 2.0%
City of Center City MN, 4.00%, 11/01/2031 (Callable 11/01/2027)	245,000	243,568
City of Coon Rapids MN, 5.60%, 12/01/2039	1,747,982	1,890,081
City of Minneapolis MN, 5.00%, 11/15/2034 (Callable 11/15/2025)	200,000	204,268
City of Mounds View MN, 5.38%, 05/01/2027 (Callable 01/01/2025) (a)	100,000	99,759
City of Virginia MN, 5.00%, 12/15/2026 (Callable 06/15/2025)	5,110,000	5,149,011
County of Washington MN
2.38%, 02/01/2035 (Callable 02/01/2028)	1,550,000	1,346,299
2.38%, 02/01/2036 (Callable 02/01/2028)	1,590,000	1,356,757
Federal Home Loan Mortgage Corp., Series 2024-ML21, Class A, 4.62%, 08/25/2041 (Callable 08/25/2041) (a)	3,000,000	3,058,655
Housing & Redevelopment Authority of The City of St Paul Minnesota
3.50%, 12/01/2025 (Callable 04/22/2024) (a)	1,900,000	1,895,460
4.00%, 09/01/2031 (Callable 09/01/2024)	350,000	338,631
Minnesota Higher Education Facilities Authority
4.00%, 12/01/2029	140,000	139,545
5.00%, 10/01/2039 (Callable 10/01/2030)	100,000	108,652
Minnesota Housing Finance Agency
3.45%, 02/01/2025 (Callable 08/01/2024)	2,000,000	1,988,610
3.50%, 07/01/2050 (Callable 07/01/2029)	1,095,000	1,073,073
5.75%, 07/01/2053 (Callable 01/01/2033)	985,000	1,048,263
6.25%, 07/01/2054 (Callable 01/01/2033)	1,000,000	1,091,802
Southern Minnesota Municipal Power Agency, 0.00%, 01/01/2027 (e)	445,000	400,379
Washington County Community Development Agency, 3.68%, 09/01/2026 (Callable 03/01/2025) (a)	1,200,000	1,194,830
		22,627,643
Mississippi - 0.7%
Biloxi Public School District, 5.00%, 04/01/2029 (Callable 04/01/2026)	250,000	258,155
City of Oxford MS, 3.50%, 09/01/2029	50,000	45,639
City of Ridgeland MS, 3.00%, 10/01/2025	325,000	319,798
County of Hinds MS, 4.00%, 08/01/2027	140,000	141,707
County of Warren MS, 6.00%, 09/01/2035 (Callable 09/01/2033)	1,020,000	1,234,046
Mississippi Business Finance Corp., 3.20%, 09/01/2028 (Callable 05/02/2024)	1,000,000	990,441
Mississippi Development Bank
5.00%, 11/01/2025	840,000	833,788
5.00%, 11/01/2026	780,000	778,199
5.00%, 11/01/2029 (Callable 11/01/2027)	105,000	104,192
Mississippi Home Corp.
3.45%, 12/01/2032	135,000	130,503
3.50%, 06/01/2033 (Callable 12/01/2032)	200,000	195,464
3.55%, 12/01/2033 (Callable 12/01/2032)	415,000	406,668
3.65%, 06/01/2034 (Callable 12/01/2032)	430,000	425,660
3.70%, 12/01/2034 (Callable 12/01/2032)	445,000	438,026
3.75%, 06/01/2035 (Callable 12/01/2032)	285,000	280,945
3.80%, 12/01/2035 (Callable 12/01/2032)	440,000	431,077
4.00%, 12/01/2043 (Callable 12/01/2026)	40,000	39,701
5.00%, 12/01/2052 (Callable 06/01/2031)	2,295,000	2,357,770
6.25%, 12/01/2054 (Callable 12/01/2032)	1,200,000	1,235,080
Vicksburg Warren School District
5.00%, 03/01/2025	375,000	377,721
5.00%, 03/01/2028	270,000	281,101
		11,305,681
Missouri - 2.4%
Citizens Memorial Hospital District, 5.00%, 12/01/2026 (Callable 09/01/2026)	3,500,000	3,498,976
City of Kansas City MO Sanitary Sewer System Revenue, 4.00%, 01/01/2036 (Callable 01/01/2028)	200,000	205,254
City of St Louis MO Airport Revenue, 5.00%, 07/01/2039 (Callable 07/01/2029)	110,000	117,286
Clay County School District No 40 Excelsior Springs, 5.00%, 04/01/2036 (Callable 04/01/2033)	550,000	609,313
County of Platte MO
5.00%, 02/01/2025 (Callable 05/02/2024)	250,000	249,623
3.00%, 03/01/2027 (Callable 05/02/2024)	200,000	190,147
Fulton Public School District No 58, 5.00%, 03/01/2038 (Callable 03/01/2025)	750,000	757,954
Health & Educational Facilities Authority of the State of Missouri
3.50%, 02/01/2025 (Callable 05/02/2024)	55,000	54,440
4.00%, 02/01/2025	895,000	889,477
5.00%, 02/01/2025 (Callable 05/02/2024)	180,000	180,018
5.00%, 02/01/2025 (Callable 04/22/2024)	75,000	75,140
4.00%, 08/01/2027	810,000	780,338
5.00%, 09/01/2027	150,000	152,120
5.00%, 02/01/2029 (Callable 05/02/2024)	1,000,000	1,000,489
5.00%, 02/01/2030 (Callable 02/01/2026)	160,000	162,083
4.00%, 08/01/2030 (Callable 08/01/2024)	670,000	631,553
4.00%, 02/01/2032 (Callable 02/01/2029)	325,000	317,082
5.00%, 05/15/2036 (Callable 05/15/2026)	875,000	899,315
5.00%, 09/01/2038 (Callable 09/01/2028)	1,500,000	1,564,375
Missouri Housing Development Commission, 2.35%, 11/01/2046 (Callable 05/01/2030)	730,000	499,379
Missouri State Environmental Improvement & Energy Resources Authority, 2.75%, 09/01/2033 (Callable 06/12/2027)	4,450,000	4,004,540
St Louis Land Clearance for Redevelopment Authority
4.25%, 06/01/2026	155,000	154,475
5.00%, 06/01/2028 (Callable 12/01/2026)	1,000,000	1,022,072
3.00%, 07/15/2032 (Callable 07/15/2031)	1,570,000	1,486,290
3.00%, 07/15/2033 (Callable 07/15/2031)	1,000,000	944,067
3.88%, 10/01/2035 (Callable 10/01/2029)	2,665,000	2,416,107
4.00%, 06/01/2037 (Callable 12/01/2026)	45,000	43,243
5.00%, 04/01/2038 (Callable 04/01/2027)	595,000	613,801
St Louis Municipal Finance Corp.
5.00%, 02/15/2025	300,000	302,878
5.00%, 10/01/2045 (Callable 10/01/2030)	1,000,000	1,053,381
University City Industrial Development Authority, 5.50%, 06/15/2042 (Callable 06/15/2033)	1,000,000	1,009,360
		25,884,576
Montana - 0.2%
City of Forsyth MT
3.88%, 07/01/2028 (Callable 04/02/2028)	600,000	608,254
3.90%, 03/01/2031 (Callable 05/02/2024) (a)	200,000	193,920
Montana Board of Housing, 3.00%, 12/01/2045 (Callable 06/01/2029)	120,000	95,773
Montana Facility Finance Authority, 5.00%, 07/01/2033 (Callable 07/01/2028)	1,635,000	1,703,653
		2,601,600
Nebraska - 0.9%
Central Plains Energy Project, 5.00%, 05/01/2054 (Callable 08/01/2029) (a)	1,500,000	1,586,319
City of Fremont NE Combined Utility System Revenue, 1.75%, 07/15/2034 (Callable 07/08/2028)	1,055,000	865,084
County of Sarpy NE
1.63%, 06/01/2033 (Callable 06/23/2026)	1,000,000	799,971
1.75%, 06/01/2033 (Callable 06/01/2026)	2,240,000	1,814,174
1.63%, 06/01/2034 (Callable 06/23/2026)	1,765,000	1,377,722
1.75%, 06/01/2034 (Callable 06/01/2026)	2,295,000	1,815,394
1.75%, 06/01/2035 (Callable 06/01/2026)	330,000	253,421
Douglas County Hospital Authority No 2, 5.00%, 05/15/2026 (Callable 05/15/2024)	315,000	315,170
Madison County Hospital Authority No 1
5.00%, 07/01/2027	585,000	603,749
5.00%, 07/01/2032 (Callable 07/01/2025)	500,000	506,663
		9,937,667
Nevada - 0.3%
City of Reno NV, 5.00%, 06/01/2031 (Callable 05/02/2024)	1,000,000	999,989
County of Clark NV, 3.75%, 01/01/2036 (a)	550,000	546,293
County of Washoe NV, 4.13%, 03/01/2036 (a)(c)	1,000,000	1,015,511
Henderson Public Improvement Trust/NV, 3.00%, 01/01/2026	185,000	182,918
Las Vegas Redevelopment Agency, 3.13%, 06/15/2033 (Callable 06/15/2026)	40,000	37,018
State of Nevada Department of Business & Industry, 4.00%, 12/15/2025 (b)	1,030,000	1,016,456
		3,798,185
New Hampshire - 1.5%
New Hampshire Business Finance Authority
3.25%, 04/01/2028 (Callable 01/01/2028)	2,000,000	1,734,813
4.02% (SIFMA Municipal Swap Index + 0.38%), 10/01/2033 (Callable 04/01/2024) (c)	1,250,000	1,247,372
4.50%, 10/01/2033	2,750,000	2,900,446
4.38%, 09/20/2036	2,639,800	2,589,442
4.00%, 10/20/2036	1,961,994	1,863,238
4.25%, 07/20/2041	1,000,780	992,520
New Hampshire Housing Finance Authority, 3.70%, 01/01/2027 (Callable 07/01/2026)	3,560,000	3,523,607
		14,851,438
New Jersey - 3.7%
Atlantic City Board of Education, 3.40%, 08/15/2024 (b)	140,000	139,229
Camden County Improvement Authority/The, 5.00%, 03/01/2027 (Callable 03/01/2026) (a)	1,000,000	1,022,181
Gloucester County Improvement Authority/The, 5.00%, 07/01/2049 (Callable 01/01/2032)	1,400,000	1,495,061
New Jersey Economic Development Authority
4.89% (SIFMA Municipal Swap Index + 1.25%), 09/01/2025 (Callable 03/01/2025)	430,000	430,656
5.63%, 01/01/2052 (Callable 05/02/2024) (c)	1,000,000	1,001,080
New Jersey Educational Facilities Authority
5.00%, 07/01/2026 (Callable 07/01/2025)	595,000	604,157
5.00%, 07/01/2026 (Callable 07/01/2025)	70,000	71,245
5.00%, 07/01/2027	150,000	154,438
5.00%, 07/01/2028	125,000	130,188
New Jersey Health Care Facilities Financing Authority, 5.00%, 07/01/2026 (Callable 07/01/2025)	1,095,000	1,110,066
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2025 (c)	1,200,000	1,221,774
5.00%, 12/01/2027 (Callable 12/01/2026) (c)	1,400,000	1,438,566
5.00%, 12/01/2027 (c)	775,000	804,686
4.00%, 12/01/2044 (Callable 12/01/2033) (c)	300,000	293,186
New Jersey Housing & Mortgage Finance Agency
3.60%, 05/01/2026	3,000,000	2,989,869
3.45%, 10/01/2026 (c)	920,000	894,280
1.80%, 10/01/2027 (c)	3,655,000	3,291,736
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026 (e)	325,000	299,059
0.00%, 12/15/2027 (e)	1,950,000	1,739,288
0.00%, 12/15/2029 (e)	4,500,000	3,786,287
New Jersey Turnpike Authority
5.00%, 01/01/2027 (h)	2,500,000	2,610,762
5.00%, 01/01/2028 (h)	6,000,000	6,382,102
Newark Housing Authority
5.25%, 01/01/2025	2,400,000	2,415,075
4.50%, 01/01/2028	25,000	25,748
River Dell Regional School District
1.00%, 09/01/2029	765,000	664,812
1.00%, 09/01/2030	800,000	679,671
1.00%, 09/01/2031	825,000	683,899
1.00%, 09/01/2032 (Callable 09/01/2031)	860,000	696,674
South Jersey Port Corp.
3.00%, 01/01/2027 (Callable 04/29/2024)	35,000	34,577
3.50%, 01/01/2032 (Callable 01/01/2026)	100,000	100,329
South Jersey Transportation Authority, 5.25%, 11/01/2052 (Callable 11/01/2032)	1,250,000	1,354,986
		38,565,667
New Mexico - 0.3%
New Mexico Hospital Equipment Loan Council, 5.00%, 08/01/2033 (Callable 08/01/2029)	925,000	1,001,562
New Mexico Mortgage Finance Authority, 5.00%, 02/01/2042 (Callable 10/01/2024) (a)	2,000,000	2,008,168
Town of Clayton NM, 5.00%, 11/01/2026 (Callable 11/01/2025)	185,000	186,938
Village of Los Ranchos de Albuquerque NM, 5.00%, 09/01/2027	350,000	367,355
		3,564,023
New York - 6.0%
Albany Capital Resource Corp., 5.00%, 05/01/2031 (Callable 05/01/2026)	125,000	128,117
Albany County Capital Resource Corp., 3.10%, 07/01/2030	200,000	179,310
Amherst Industrial Development Agency, 3.90%, 04/01/2026 (Callable 04/01/2025) (a)	2,000,000	1,997,050
Build NYC Resource Corp., 4.00%, 12/01/2031 (Callable 12/01/2029) (b)	1,100,000	1,031,954
City of Amsterdam NY, 5.00%, 06/20/2024	1,500,000	1,499,999
City of Long Beach NY, 5.25%, 07/15/2037 (Callable 07/15/2030)	325,000	363,108
City of New York NY
4.25%, 04/01/2042 (Callable 04/01/2024) (a)	2,000,000	2,000,000
4.05%, 08/01/2044 (Callable 04/01/2024) (a)	3,450,000	3,450,000
City of Poughkeepsie NY
4.00%, 04/15/2028	230,000	227,513
4.00%, 04/15/2030	250,000	247,986
Dutchess County Local Development Corp., 5.00%, 07/01/2030 (Callable 07/01/2026)	180,000	184,867
Huntington Local Development Corp., 4.00%, 07/01/2027	855,000	828,367
Monroe County Industrial Development Corp.
5.00%, 07/01/2028 (Callable 07/01/2027) (a)	2,000,000	2,051,823
4.84%, 11/01/2040	2,630,311	2,646,436
New York City Housing Development Corp.
2.25%, 11/01/2041 (Callable 05/01/2029)	1,410,000	1,002,415
2.10%, 11/01/2046 (Callable 07/01/2029) (a)	4,600,000	4,170,994
3.00%, 02/15/2048 (Callable 05/15/2024)	2,000,000	1,993,573
3.50%, 02/15/2048 (Callable 05/15/2024)	1,600,000	1,593,792
5.30%, 11/01/2053 (Callable 11/01/2031)	1,000,000	1,040,525
0.70%, 11/01/2060 (Callable 04/22/2024) (a)	3,510,000	3,330,460
0.90%, 11/01/2060 (Callable 10/01/2024) (a)	1,500,000	1,406,099
0.60%, 05/01/2061 (Callable 04/22/2024) (a)	2,755,000	2,616,766
3.80%, 11/01/2063 (Callable 06/01/2027) (a)	3,000,000	2,994,027
New York City Industrial Development Agency, 2.00%, 01/01/2038 (Callable 01/01/2031)	1,350,000	979,776
New York City Municipal Water Finance Authority
5.00%, 06/15/2035 (Callable 06/17/2024)	1,000,000	1,002,299
5.00%, 06/15/2040 (Callable 12/15/2027)	200,000	211,569
3.95%, 06/15/2049 (Callable 04/01/2024) (a)	3,000,000	3,000,000
New York City Transitional Finance Authority Building Aid Revenue, 4.00%, 07/15/2038 (Callable 07/15/2028)	200,000	201,384
New York State Housing Finance Agency
0.75%, 05/01/2025 (Callable 04/22/2024)	1,785,000	1,714,983
0.75%, 11/01/2025 (Callable 04/22/2024)	1,000,000	940,013
1.65%, 05/15/2039	2,546,912	1,866,140
0.65%, 11/01/2056 (Callable 04/22/2024) (a)	1,000,000	938,819
1.00%, 11/01/2061 (Callable 04/22/2024) (a)	3,000,000	2,743,312
New York Transportation Development Corp.
5.00%, 12/01/2027	100,000	105,757
5.00%, 01/01/2029 (Callable 01/01/2028) (c)	3,310,000	3,431,392
5.63%, 04/01/2040 (Callable 04/01/2031) (c)	2,250,000	2,454,491
5.13%, 06/30/2060 (Callable 06/30/2031) (c)	1,000,000	1,045,926
Onondaga Civic Development Corp.
5.00%, 10/01/2024	90,000	89,639
5.00%, 10/01/2025	225,000	222,611
3.63%, 10/01/2028 (Callable 10/01/2025)	55,000	50,754
5.00%, 10/01/2029 (Callable 10/01/2025)	100,000	97,102
4.13%, 10/01/2035 (Callable 10/01/2025)	915,000	780,792
Onondaga County Trust for Cultural Resources
5.00%, 05/01/2027	180,000	184,497
5.00%, 05/01/2029 (Callable 05/01/2027)	345,000	354,157
Orange County Funding Corp., 2.63%, 07/01/2025 (Callable 05/02/2024)	125,000	121,378
Port Authority of New York & New Jersey
5.00%, 07/15/2030 (c)	100,000	109,150
5.00%, 05/01/2035 (Callable 05/01/2025) (c)	1,000,000	1,006,190
State of New York Mortgage Agency Homeowner Mortgage Revenue, 3.50%, 04/01/2049 (Callable 10/01/2028)	110,000	108,317
Town of Byron NY, 4.50%, 04/03/2024 (Callable 02/02/2024)	100,000	99,999
Town of Ramapo NY
3.38%, 05/15/2024 (Callable 05/02/2024)	25,000	24,896
3.00%, 11/01/2027 (Callable 04/22/2024)	100,000	92,502
4.13%, 05/15/2028 (Callable 05/02/2024)	115,000	107,757
Village of Mohawk NY, 4.38%, 04/26/2024 (Callable 04/22/2024)	100,000	99,992
Westchester County Local Development Corp.
2.88%, 07/01/2026 (b)	2,000,000	2,000,000
5.75%, 11/01/2049 (Callable 11/01/2033)	1,750,000	2,027,188
5.75%, 11/01/2053 (Callable 11/01/2033)	1,025,000	1,177,447
		66,375,410
North Carolina - 1.2%
City of Raleigh NC
3.70%, 02/01/2034 (Callable 08/01/2024) (a)	3,000,000	3,000,000
3.70%, 06/01/2034 (Callable 04/01/2024) (a)	5,000,000	5,000,000
North Carolina Housing Finance Agency
4.00%, 07/01/2050 (Callable 01/01/2029)	745,000	738,086
6.25%, 01/01/2055 (Callable 07/01/2032)	1,000,000	1,091,331
North Carolina Medical Care Commission, 5.00%, 01/01/2038 (Callable 01/01/2026)	1,250,000	1,265,700
State of North Carolina, 2.00%, 06/01/2032 (Callable 06/01/2029)	525,000	454,764
University of North Carolina at Chapel Hill, 4.23% (SOFR + 0.65%), 12/01/2041 (Callable 12/01/2024)	1,750,000	1,751,279
Winston-Salem State University, 4.25%, 06/01/2032 (Callable 06/01/2024)	50,000	49,052
		13,350,212
North Dakota - 2.2%
Cass County Joint Water Resource District
0.48%, 05/01/2024 (Callable 02/02/2024)	2,000,000	1,994,447
3.45%, 04/01/2027 (Callable 01/01/2026)	10,000,000	9,997,860
City of Grand Forks ND
5.00%, 12/01/2024	100,000	100,047
5.00%, 12/01/2029	750,000	778,240
City of Horace ND
3.25%, 08/01/2024 (Callable 05/02/2024)	120,000	119,808
4.00%, 01/01/2025 (Callable 04/22/2024)	1,000,000	997,788
5.13%, 07/01/2025 (Callable 07/01/2024)	780,000	782,015
3.00%, 05/01/2027 (Callable 05/01/2026)	115,000	108,850
3.00%, 05/01/2029 (Callable 05/01/2026)	730,000	667,891
6.00%, 05/01/2049 (Callable 05/01/2032)	1,500,000	1,584,874
City of Mandan ND Sales Tax Revenue
4.00%, 09/01/2034 (Callable 09/01/2024)	1,010,000	1,010,905
3.00%, 09/01/2036 (Callable 09/01/2024)	255,000	226,785
City of Mayville ND, 3.75%, 08/01/2025 (Callable 05/02/2024)	1,000,000	973,470
County of Grand Forks ND, 4.00%, 10/01/2024	800,000	801,180
County of Ward ND
5.00%, 06/01/2029 (Callable 06/01/2028)	1,100,000	1,070,303
5.00%, 06/01/2031 (Callable 06/01/2028)	1,365,000	1,320,835
Williston Parks & Recreation District
4.50%, 03/01/2025 (Callable 04/17/2024)	475,000	469,744
4.00%, 03/01/2032 (Callable 04/17/2024)	45,000	39,859
		23,044,901
Ohio - 2.9%
Akron Bath Copley Joint Township Hospital District, 5.00%, 11/15/2024	200,000	200,913
City of Dayton OH Airport Revenue, 5.00%, 12/01/2028 (Callable 12/01/2026) (c)	1,210,000	1,248,407
City of Kirtland OH, 4.50%, 04/17/2025	1,000,000	1,009,326
Cleveland-Cuyahoga County Port Authority
5.00%, 08/01/2026 (Callable 08/01/2024)	150,000	150,511
5.00%, 08/01/2033 (Callable 08/01/2032)	1,200,000	1,315,725
5.50%, 08/01/2052 (Callable 08/01/2032)	1,400,000	1,478,395
Columbus Metropolitan Housing Authority
2.00%, 11/01/2026 (Callable 04/17/2024)	265,000	254,480
3.00%, 11/01/2028 (Callable 04/17/2024)	275,000	269,432
County of Cuyahoga OH, 5.00%, 12/01/2026 (Callable 06/01/2024)	1,000,000	1,000,538
County of Cuyahoga OH Sales Tax Revenue, 4.00%, 01/01/2033 (Callable 01/01/2031)	100,000	105,922
County of Franklin OH, 3.70%, 12/01/2046 (a)	3,000,000	2,998,540
County of Hamilton OH, 5.00%, 02/01/2028 (Callable 05/02/2024)	250,000	250,110
County of Hardin OH, 4.00%, 05/01/2026	75,000	73,072
County of Montgomery OH, 3.00%, 08/01/2034 (Callable 02/01/2031)	200,000	188,990
FHLMC Multifamily VRD Certificates, 2.55%, 06/15/2035	2,815,000	2,412,110
Hamilton County Convention Facilities Authority, 5.00%, 12/01/2026 (Callable 05/02/2024)	1,000,000	1,000,144
Lancaster Port Authority, 5.00%, 08/01/2049 (Callable 11/01/2024) (a)	810,000	817,137
Northeast Ohio Medical University
5.00%, 12/01/2024	75,000	75,322
5.00%, 12/01/2026	100,000	102,525
Ohio Air Quality Development Authority
1.38%, 02/01/2026 (a)	1,000,000	974,050
4.00%, 09/01/2030 (a)	2,150,000	2,161,540
4.25%, 11/01/2040 (a)(c)	1,000,000	995,071
Ohio Higher Educational Facility Commission, 5.00%, 12/01/2032	1,190,000	1,239,878
Ohio Housing Finance Agency
3.35%, 07/01/2025 (a)	410,000	407,864
6.00%, 02/01/2026 (Callable 02/01/2025) (b)	1,000,000	1,006,821
2.45%, 09/01/2045 (Callable 09/01/2029)	550,000	392,284
4.50%, 03/01/2050 (Callable 09/01/2028)	705,000	706,415
3.75%, 09/01/2050 (Callable 03/01/2029)	110,000	108,473
Port of Greater Cincinnati Development Authority, 5.00%, 05/01/2025 (Callable 05/02/2024) (b)	3,650,000	3,629,401
State of Ohio
5.00%, 12/31/2026 (Callable 06/30/2025) (c)	1,000,000	1,006,572
5.00%, 12/31/2035 (Callable 06/30/2025) (c)	1,700,000	1,706,879
5.00%, 12/31/2039 (Callable 06/30/2025) (c)	1,000,000	1,001,051
3.90%, 01/15/2045 (Callable 04/01/2024) (a)	2,605,000	2,605,000
Summit County Development Finance Authority, 5.75%, 12/01/2053 (Callable 12/01/2033)	750,000	797,959
		33,690,857
Oklahoma - 1.5%
Blaine County Educational Facilities Authority, 5.00%, 12/01/2033 (Callable 12/01/2032)	1,080,000	1,202,709
Canadian County Educational Facilities Authority
5.00%, 09/01/2029	1,005,000	1,092,117
5.25%, 09/01/2034 (Callable 09/01/2033)	2,500,000	2,899,460
Delaware County Educational Facilities Authority, 5.00%, 09/01/2029	1,665,000	1,795,601
Muskogee Industrial Trust
5.00%, 09/01/2027	275,000	286,027
4.00%, 09/01/2033 (Callable 09/01/2029)	1,500,000	1,489,317
Oklahoma Capitol Improvement Authority, 3.00%, 07/01/2033 (Callable 07/01/2029)	1,290,000	1,228,281
Oklahoma Development Finance Authority, 4.20%, 08/15/2031 (Callable 04/01/2024) (a)	1,850,000	1,850,000
Pontotoc County Educational Facilities Authority
4.00%, 09/01/2026	200,000	202,215
4.00%, 09/01/2030	400,000	416,021
Tulsa County Independent School District No 9 Union, 0.05%, 04/01/2026 (h)	4,000,000	3,722,137
		16,183,885
Oregon - 0.4%
Clackamas County Hospital Facility Authority, 5.00%, 05/15/2024	100,000	99,943
County of Crook OR
0.00%, 06/01/2033 (Callable 06/01/2032) (d)	110,000	103,095
0.00%, 06/01/2037 (Callable 06/01/2032) (d)	245,000	227,882
Lane County School District No 40 Creswell
0.00%, 06/15/2032 (e)	450,000	341,558
0.00%, 06/15/2033 (e)	400,000	292,896
0.00%, 06/15/2038 (Callable 06/15/2033) (e)	925,000	497,270
Oregon Health & Science University, 5.00%, 07/01/2046 (Callable 11/01/2031) (a)	150,000	167,769
Oregon State Business Development Commission, 3.80%, 12/01/2040 (Callable 02/01/2028) (a)	1,000,000	1,012,505
Oregon State Facilities Authority
5.00%, 10/01/2025	325,000	328,954
5.00%, 10/01/2027 (Callable 10/01/2026)	100,000	102,409
5.00%, 10/01/2028	150,000	156,883
Port of Portland OR Airport Revenue, 5.00%, 07/01/2042 (Callable 01/01/2027) (c)	1,160,000	1,183,645
State of Oregon Housing & Community Services Department
3.90%, 01/01/2033 (Callable 05/02/2024) (c)	70,000	66,943
3.60%, 07/01/2034 (Callable 07/01/2024)	700,000	687,397
2.90%, 07/01/2043 (Callable 07/01/2027)	1,000,000	805,033
4.00%, 01/01/2047 (Callable 07/01/2025)	65,000	64,620
4.00%, 07/01/2047 (Callable 07/01/2026)	130,000	129,037
3.50%, 01/01/2051 (Callable 01/01/2029)	80,000	78,388
Yamhill County Hospital Authority, 4.00%, 11/15/2026 (Callable 11/15/2024)	285,000	277,118
		6,623,345
Pennsylvania - 4.3%
Bucks County Industrial Development Authority
5.00%, 07/01/2028	1,495,000	1,352,033
5.00%, 07/01/2029	500,000	442,517
Central Bradford Progress Authority, 4.26%, 12/01/2041 (Callable 04/01/2024) (a)	950,000	950,000
Cheltenham Township School District, 3.00%, 02/15/2029 (Callable 04/22/2024)	45,000	44,930
Chester County Industrial Development Authority
5.00%, 03/01/2027 (Callable 09/01/2026)	2,000,000	2,032,529
5.00%, 08/01/2030 (Callable 05/02/2024)	125,000	125,021
5.00%, 08/01/2035 (Callable 05/02/2024)	730,000	729,976
5.00%, 08/01/2045 (Callable 05/02/2024)	500,000	475,419
City of Bradford PA
4.00%, 11/01/2026 (Callable 11/01/2025)	415,000	418,951
4.00%, 11/01/2027 (Callable 11/01/2025)	370,000	373,795
City of Erie Higher Education Building Authority, 5.00%, 05/01/2029	370,000	379,263
City of York PA
5.00%, 11/15/2025	525,000	527,392
5.00%, 11/15/2026	205,000	207,562
5.00%, 11/15/2027	220,000	224,789
Coatesville School District, 5.00%, 11/15/2031 (Callable 11/15/2030)	3,000,000	3,315,639
County of Lackawanna PA, 3.25%, 09/15/2035 (Callable 09/15/2024)	50,000	48,823
County of Lehigh PA, 4.25%, 07/01/2045 (Callable 07/01/2025)	55,000	55,049
Cumberland County Municipal Authority
5.00%, 01/01/2029 (Callable 01/01/2025)	75,000	75,438
5.00%, 01/01/2029 (Callable 01/01/2025)	30,000	30,277
Dallas Area Municipal Authority, 5.00%, 05/01/2024	500,000	499,590
Delaware County Industrial Development Authority/PA, 4.38%, 06/01/2026 (b)	1,100,000	1,091,995
Delaware Valley Regional Finance Authority, 4.53% (1 mo. LIBOR US + 0.88%), 09/01/2048 (Callable 09/01/2024) (f)	1,000,000	999,863
East Hempfield Township Industrial Development Authority
5.00%, 12/01/2024	100,000	100,124
5.00%, 12/01/2027 (Callable 12/01/2025)	1,510,000	1,528,476
Health Care Facilities Authority of Sayre, 4.58% (3 mo. LIBOR US + 0.83%), 12/01/2031 (Callable 05/02/2024) (f)	2,355,000	2,252,748
Highlands School District
5.00%, 04/15/2034 (Callable 04/15/2032)	330,000	369,312
5.00%, 04/15/2035 (Callable 04/15/2032)	270,000	301,702
Indiana County Municipal Services Authority, 5.00%, 10/01/2030	270,000	291,215
Latrobe Industrial Development Authority
5.00%, 03/01/2025	110,000	110,211
5.00%, 03/01/2026	260,000	261,563
Montgomery County Industrial Development Authority/PA
3.90%, 11/15/2029 (Callable 05/01/2024) (a)	870,000	870,000
4.00%, 12/01/2031 (Callable 12/01/2025)	25,000	25,151
4.10%, 04/01/2053 (a)	3,000,000	3,077,969
Northeastern Pennsylvania Hospital and Education Authority, 5.00%, 05/01/2033 (Callable 05/01/2029)	460,000	466,901
Northern Lebanon School District, 3.00%, 09/01/2034 (Callable 09/01/2029)	910,000	851,023
Pennsylvania Economic Development Financing Authority, 5.00%, 06/30/2032 (c)	2,270,000	2,531,991
Pennsylvania Economic Development Financing Authority Parking System Revenue
5.00%, 01/01/2026	900,000	917,751
5.00%, 01/01/2027	1,100,000	1,139,300
0.00%, 01/01/2031 (e)	1,405,000	1,105,042
0.00%, 01/01/2037 (e)	3,495,000	2,162,734
Pennsylvania Higher Education Assistance Agency, 4.50%, 06/01/2043 (Callable 06/01/2031) (c)	1,305,000	1,302,577
Pennsylvania Higher Educational Facilities Authority
5.00%, 05/01/2025	200,000	202,467
5.00%, 07/01/2035 (Callable 07/01/2026)	1,300,000	1,286,151
Pennsylvania Housing Finance Agency
3.20%, 04/01/2040 (Callable 10/01/2025)	155,000	136,641
5.50%, 10/01/2053	1,375,000	1,448,711
6.25%, 10/01/2053 (Callable 04/01/2033)	1,905,000	2,083,377
Pennsylvania Turnpike Commission
6.00%, 12/01/2030 (Callable 12/01/2027) (d)	110,000	121,900
0.00%, 12/01/2039 (Callable 06/01/2029) (d)	430,000	451,778
0.00%, 12/01/2040 (Callable 06/01/2029) (d)	45,000	47,159
4.90%, 12/01/2044 (Callable 12/01/2026) (d)	50,000	51,268
Philadelphia Authority for Industrial Development, 5.25%, 11/01/2052 (Callable 11/01/2032)	1,750,000	1,848,202
Philadelphia Gas Works Co., 5.00%, 10/01/2030 (Callable 10/01/2026)	1,000,000	1,035,139
Public Parking Authority Of Pittsburgh, 5.00%, 12/01/2026 (Callable 06/01/2025)	90,000	91,608
Reading School District
0.00%, 01/15/2026 (e)	190,000	176,503
0.00%, 01/15/2027 (e)	50,000	44,696
Redevelopment Authority of the City of Philadelphia, 5.00%, 04/15/2027 (Callable 04/15/2025)	100,000	101,446
Ridley School District
5.00%, 11/15/2050 (Callable 05/15/2032)	3,500,000	3,674,347
5.00%, 11/15/2050 (Callable 05/15/2032)	2,000,000	2,102,430
School District of Philadelphia/The, 5.00%, 09/01/2031 (Callable 09/01/2029)	1,000,000	1,085,547
State Public School Building Authority, 5.00%, 12/01/2028 (Callable 12/01/2026)	15,000	15,758
Westmoreland County Industrial Development Authority/PA, 5.00%, 07/01/2028	700,000	725,448
York County Industrial Development Authority/PA, 3.00%, 11/01/2036 (Callable 05/01/2026)	730,000	659,501
		51,456,718
Rhode Island - 0.1%
Providence Redevelopment Agency, 5.00%, 04/01/2027 (Callable 04/01/2025)	500,000	504,076
Rhode Island Housing & Mortgage Finance Corp., 1.70%, 04/01/2031 (Callable 04/01/2030)	150,000	126,206
Rhode Island Student Loan Authority, 5.00%, 12/01/2028 (c)	1,175,000	1,243,693
		1,873,975
South Carolina - 2.0%
City of Myrtle Beach SC, 5.00%, 10/01/2029 (Callable 10/01/2026)	500,000	521,250
Newberry Investing in Children's Education, 5.00%, 12/01/2029 (Callable 12/01/2024)	500,000	504,678
Saluda County School District No 1/SC, 6.00%, 08/30/2024	4,000,000	4,031,835
South Carolina Jobs-Economic Development Authority
5.25%, 11/15/2028 (Callable 05/15/2025)	2,000,000	2,013,051
5.75%, 11/15/2029 (Callable 05/15/2025)	1,000,000	988,145
4.00%, 08/15/2030 (Callable 08/15/2026)	130,000	130,020
5.25%, 08/15/2033 (Callable 08/15/2026)	350,000	360,924
4.32%, 05/01/2048 (Callable 04/01/2024) (a)	4,775,000	4,775,000
South Carolina Public Service Authority, 5.00%, 12/01/2032 (Callable 06/01/2026)	465,000	478,787
South Carolina State Housing Finance & Development Authority
4.00%, 09/01/2024 (Callable 04/22/2024) (d)	2,219,000	2,215,471
3.50%, 07/01/2043 (Callable 01/01/2026)	170,000	168,222
Spartanburg County School District No 4/SC, 5.25%, 03/01/2052 (Callable 03/01/2032)	1,000,000	1,103,336
Spartanburg Housing Authority, 2.00%, 03/01/2026 (Callable 03/01/2025) (a)	3,500,000	3,421,584
Three Rivers Solid Waste Authority/SC, 0.00%, 10/01/2025 (e)	1,085,000	1,023,985
		21,736,288
South Dakota - 0.2%
City of Rapid City SD Airport Revenue, 4.00%, 12/01/2035 (Callable 12/01/2029)	250,000	245,663
South Dakota Health & Educational Facilities Authority, 5.00%, 09/01/2032 (Callable 09/01/2027)	100,000	105,394
South Dakota Housing Development Authority, 6.25%, 05/01/2055 (Callable 05/01/2032)	2,000,000	2,185,130
		2,536,187
Tennessee - 2.2%
Chattanooga Health Educational & Housing Facility Board, 3.90%, 05/01/2039 (Callable 04/01/2024) (a)	4,000,000	4,000,000
City of Jackson TN
5.00%, 04/01/2033 (Callable 10/01/2028)	1,755,000	1,825,609
5.00%, 04/01/2036 (Callable 04/01/2025)	2,000,000	2,019,614
Cleveland Housing Authority, 4.00%, 08/01/2026 (a)(b)	300,000	299,333
Knox County Health Educational & Housing Facility Board
5.00%, 09/01/2030 (Callable 09/01/2026)	925,000	951,815
5.00%, 09/01/2031 (Callable 09/01/2026)	100,000	102,776
5.25%, 07/01/2049 (Callable 07/01/2033)	1,250,000	1,355,135
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
4.00%, 10/01/2028	50,000	49,155
5.00%, 05/01/2036 (Callable 05/01/2033)	800,000	905,313
5.25%, 05/01/2048 (Callable 05/01/2033)	1,500,000	1,621,856
New Memphis Arena Public Building Authority
0.00%, 04/01/2028 (d)	1,990,000	1,826,092
0.00%, 04/01/2031 (d)	1,670,000	1,534,960
Tennergy Corp./TN
5.50%, 12/01/2028	1,000,000	1,046,865
5.50%, 10/01/2053 (Callable 09/01/2030) (a)	2,500,000	2,671,519
Tennessee Energy Acquisition Corp., 5.00%, 02/01/2027	125,000	127,335
Tennessee Housing Development Agency
4.00%, 07/01/2048 (Callable 01/01/2027)	95,000	94,237
4.50%, 07/01/2049 (Callable 01/01/2028)	15,000	15,004
6.25%, 01/01/2054 (Callable 07/01/2032)	1,500,000	1,635,856
Williamson County Industrial Development Board, 5.00%, 05/01/2042 (Callable 11/01/2026) (a)	3,561,000	3,670,571
		25,753,045
Texas - 8.0%
Arlington Higher Education Finance Corp.
5.00%, 02/15/2031 (Callable 02/15/2025)	1,675,000	1,688,745
4.88%, 06/15/2056 (Callable 06/15/2025) (a)(b)	1,250,000	1,260,871
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2031 (Callable 10/01/2027)	1,900,000	1,966,142
5.00%, 10/01/2035 (Callable 10/01/2027)	1,310,000	1,349,970
Baytown Municipal Development District, 5.00%, 10/01/2032 (Callable 10/01/2031)	825,000	880,950
Boerne Independent School District, 3.85%, 12/01/2043 (a)	3,000,000	3,046,435
Brazos Higher Education Authority, Inc., 2.35%, 04/01/2040 (Callable 04/01/2030) (c)	5,000	4,933
Central Texas Turnpike System, 0.00%, 08/15/2026 (e)	1,750,000	1,611,718
Chisum Independent School District, 4.00%, 08/15/2048 (Callable 08/15/2032)	50,000	48,592
Cibolo Canyons Special Improvement District, 3.50%, 08/15/2026 (Callable 05/02/2024)	105,000	103,180
City of Austin TX Airport System Revenue, 5.00%, 11/15/2035 (Callable 11/15/2026) (c)	1,805,000	1,851,844
City of Brownsville TX
5.00%, 02/15/2026	180,000	185,247
5.00%, 02/15/2027	250,000	263,293
5.00%, 02/15/2028	225,000	241,555
5.00%, 02/15/2029	400,000	437,147
5.00%, 02/15/2030	520,000	577,945
5.00%, 02/15/2031	585,000	658,632
City of Brownsville TX Utilities System Revenue, 5.00%, 09/01/2032 (Callable 09/01/2031)	100,000	112,743
City of Dallas Housing Finance Corp., 5.00%, 07/01/2042 (Callable 01/01/2027) (a)	1,270,000	1,312,113
City of Houston TX Airport System Revenue
5.00%, 07/01/2026 (c)	1,010,000	1,040,478
5.00%, 07/01/2032 (Callable 07/01/2028) (c)	795,000	843,577
5.00%, 07/01/2032 (Callable 07/01/2028) (c)	120,000	127,332
City of Houston TX Combined Utility System Revenue, 3.97%, 05/15/2034 (Callable 04/01/2024) (a)	3,750,000	3,750,000
City of Houston TX Hotel Occupancy Tax & Special Revenue, 5.00%, 09/01/2026 (Callable 09/01/2024)	765,000	767,608
City of League City TX, 3.00%, 02/15/2039 (Callable 02/15/2030)	1,435,000	1,276,817
City of Liberty Hill TX Wastewater Treatment Facility Revenue, 5.00%, 09/01/2039 (Callable 09/01/2032)	475,000	518,502
City of Magnolia TX, 5.70%, 09/01/2046 (b)	470,000	466,855
Clifton Higher Education Finance Corp.
5.00%, 08/15/2026	700,000	713,985
5.00%, 04/01/2028	100,000	107,295
3.95%, 12/01/2032 (Callable 05/02/2024)	245,000	241,247
4.25%, 12/01/2034 (Callable 12/01/2024)	310,000	310,044
5.75%, 08/15/2045 (Callable 08/15/2025)	20,000	20,402
Collin County Municipal Utility District No 2
4.50%, 09/01/2030 (Callable 10/01/2029)	560,000	591,180
4.50%, 09/01/2032 (Callable 10/01/2029)	1,110,000	1,165,597
4.50%, 09/01/2034 (Callable 10/01/2029)	1,335,000	1,395,104
5.00%, 09/01/2038 (Callable 10/01/2029)	620,000	652,002
County of Wise TX
5.00%, 08/15/2024	225,000	225,881
5.00%, 08/15/2026	330,000	340,162
5.00%, 08/15/2027	505,000	529,350
Dallas Fort Worth International Airport, 4.00%, 11/01/2038 (Callable 11/01/2030)	100,000	101,914
El Paso Housing Finance Corp., 4.50%, 03/01/2026 (a)	1,250,000	1,252,525
Eula Independent School District/TX, 4.13%, 02/15/2048 (Callable 02/15/2032)	100,000	99,183
Freddie Mac Multifamily ML Certificates, 3.86%, 01/25/2040 (d)	2,978,223	2,871,251
Frisco Independent School District, 0.00%, 08/15/2029 (e)	100,000	84,489
Galena Park Independent School District, 0.00%, 08/15/2026 (e)	1,525,000	1,411,057
Generation Park Management District, 4.00%, 09/01/2028 (Callable 09/01/2025)	125,000	125,947
Grand Mission Municipal Utility District No 2, 2.25%, 09/01/2028 (Callable 05/02/2024)	95,000	88,315
Grand Parkway Transportation Corp., 5.00%, 10/01/2052 (Callable 01/01/2028) (a)	4,000,000	4,249,665
Green Valley Special Utility District
7.00%, 09/15/2030	615,000	766,445
7.00%, 09/15/2031	545,000	695,696
Greenwood Utility District/TX, 9.00%, 08/01/2034 (Callable 02/01/2030)	205,000	266,541
Harris County Cultural Education Facilities Finance Corp.
4.00%, 11/15/2029 (Callable 05/15/2026)	285,000	286,770
4.21% (SIFMA Municipal Swap Index + 0.57%), 12/01/2049 (Callable 06/01/2024)	80,000	79,827
Housing Options, Inc./TX, 3.90%, 02/01/2026 (Callable 02/01/2025) (a)	1,000,000	995,962
Houston Independent School District, 3.50%, 06/01/2039 (a)	1,750,000	1,739,110
Hunt Memorial Hospital District Charitable Health, 5.00%, 02/15/2030	1,000,000	1,050,754
Kelly Lane Water Control & Improvement District No 2, 3.00%, 09/01/2036 (Callable 09/01/2024)	75,000	65,106
Kendall County Water Control & Improvement District No 2A, 5.00%, 09/01/2038 (Callable 11/01/2030)	1,000,000	1,053,403
Kerrville Health Facilities Development Corp., 5.00%, 08/15/2025	925,000	935,983
Lake Dallas Independent School District, 0.00%, 08/15/2026 (e)	2,000,000	1,847,550
Lower Colorado River Authority, 4.75%, 01/01/2028	35,000	36,054
Matagorda County Navigation District No 1, 2.60%, 11/01/2029	3,800,000	3,441,907
Mckinney Municipal Utility District No 1, 3.38%, 09/01/2034 (Callable 05/01/2030)	170,000	164,582
Mckinney Municipal Utility District No 2
6.50%, 09/01/2029	345,000	393,788
6.00%, 09/01/2030 (Callable 09/01/2029)	290,000	323,473
6.50%, 09/01/2030 (Callable 09/01/2029)	360,000	410,326
6.50%, 09/01/2031 (Callable 09/01/2029)	380,000	431,668
6.50%, 09/01/2032 (Callable 09/01/2029)	170,000	193,236
Melissa Independent School District
5.00%, 02/01/2029	175,000	191,596
5.00%, 02/01/2031	250,000	283,951
New Hope Cultural Education Facilities Finance Corp.
4.00%, 08/15/2024 (b)	370,000	368,851
5.00%, 11/01/2031 (Callable 11/01/2024)	125,000	127,755
North Texas Tollway Authority, 0.00%, 01/01/2030 (e)	200,000	164,693
Northlake Municipal Management District No 1, 6.75%, 03/01/2029	395,000	450,081
Pecos Barstow Toyah Independent School District, 5.00%, 02/15/2039 (Callable 02/15/2026)	2,500,000	2,538,866
Port of Port Arthur Navigation District
4.35%, 04/01/2040 (Callable 04/01/2024) (a)	2,200,000	2,200,000
4.45%, 04/01/2040 (Callable 04/01/2024) (a)	2,300,000	2,300,000
PSC/TX, 3.75%, 12/01/2040 (d)	2,500,000	2,408,490
St George Place Redevelopment Authority, 4.00%, 09/01/2025	100,000	99,692
State of Texas, 3.71%, 12/01/2046 (Callable 04/01/2024) (a)	5,000,000	5,000,000
Strategic Housing Finance Corp. of Travis County, 3.35%, 03/01/2046 (Callable 10/01/2026) (a)	3,000,000	2,981,743
Tarrant County Cultural Education Facilities Finance Corp.
2.25%, 11/15/2025	200,000	191,986
5.00%, 11/15/2026	290,000	292,269
5.00%, 11/15/2027	1,300,000	1,318,730
5.00%, 11/15/2027 (Callable 11/15/2026)	1,000,000	1,010,646
2.75%, 02/15/2036 (Callable 04/22/2024) (a)	230,000	217,799
Tarrant County Hospital District, 4.00%, 08/15/2043 (Callable 08/15/2032)	500,000	501,094
Texas Department of Housing & Community Affairs
3.65%, 06/01/2038 (Callable 04/22/2024) (a)	2,000,000	1,998,266
3.38%, 09/01/2039 (Callable 09/01/2028)	2,050,000	1,930,118
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2030	125,000	132,559
5.00%, 12/15/2032	2,000,000	2,151,210
Texas Municipal Gas Acquisition & Supply Corp. IV, 5.50%, 01/01/2054 (Callable 07/01/2033) (a)	1,250,000	1,399,072
Texas Municipal Gas Acquisition and Supply Corp. I, 5.20% (3 mo. Term SOFR + 1.63%), 12/15/2026 (Callable 04/01/2024)	500,000	496,023
Texas Municipal Gas Acquisition and Supply Corp. II, 4.62% (3 mo. Term SOFR + 1.05%), 09/15/2027	2,265,000	2,265,530
Texas Public Finance Authority
5.25%, 05/01/2037 (Callable 05/01/2033)	400,000	443,390
5.25%, 05/01/2039 (Callable 05/01/2033)	500,000	544,710
Texas State Affordable Housing Corp., 3.90%, 03/01/2038 (Callable 03/01/2033)	200,000	199,260
Viridian Municipal Management District
5.00%, 12/01/2037 (Callable 12/01/2029)	550,000	574,557
5.00%, 12/01/2039 (Callable 12/01/2029)	330,000	341,783
5.00%, 12/01/2042 (Callable 12/01/2029)	890,000	916,729
6.00%, 12/01/2043 (Callable 12/01/2029)	100,000	102,984
Waller County Road Improvement District No 1
6.00%, 03/01/2027	270,000	287,210
6.00%, 03/01/2028	285,000	310,761
6.00%, 03/01/2029	300,000	333,789
6.00%, 03/01/2030 (Callable 03/01/2029)	315,000	350,753
6.00%, 03/01/2031 (Callable 03/01/2029)	330,000	367,710
Woodridge Municipal Utility District, 3.75%, 09/01/2029 (Callable 09/01/2024)	45,000	44,454
Yoakum Independent School District
5.00%, 02/15/2027	120,000	126,381
5.00%, 02/15/2028	190,000	204,196
5.00%, 02/15/2029	230,000	252,235
5.00%, 02/15/2031	575,000	653,112
5.00%, 02/15/2032	305,000	351,204
		97,574,238
Utah - 2.2%
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2025 (c)	1,320,000	1,337,466
5.00%, 07/01/2027 (c)	700,000	731,120
5.00%, 07/01/2034 (Callable 07/01/2027) (c)	1,000,000	1,043,006
5.00%, 07/01/2042 (Callable 07/01/2027)	1,000,000	1,038,009
5.00%, 07/01/2043 (Callable 07/01/2028) (c)	2,000,000	2,057,122
County of Emery UT, 4.15%, 11/01/2024 (Callable 04/01/2024) (a)	4,000,000	4,000,000
Utah Board of Higher Education, 2.55%, 06/01/2038 (Callable 06/01/2029)	1,250,000	987,259
Utah Charter School Finance Authority
3.00%, 04/15/2027	160,000	155,681
4.50%, 04/15/2037 (Callable 05/02/2024)	150,000	150,093
5.00%, 04/15/2037 (Callable 04/15/2026)	270,000	276,022
Utah Housing Corp.
4.00%, 01/01/2045 (Callable 01/01/2026)	155,000	153,986
4.50%, 10/21/2052	5,913,192	5,804,700
6.00%, 12/21/2052	958,606	1,011,934
6.00%, 02/21/2053	959,742	1,006,913
6.50%, 05/21/2053	1,117,096	1,218,586
6.00%, 06/21/2053	1,487,480	1,570,813
6.50%, 08/21/2053	99,390	109,356
6.50%, 01/01/2054 (Callable 07/01/2032)	1,000,000	1,106,276
Utah Water Finance Agency, 3.80%, 10/01/2035 (Callable 04/01/2024) (a)	1,500,000	1,500,000
		25,258,342
Vermont - 0.1%
Vermont Housing Finance Agency
4.00%, 11/01/2043 (Callable 05/02/2024)	30,000	29,897
5.25%, 11/01/2052 (Callable 05/01/2032)	1,000,000	1,038,914
Vermont Student Assistance Corp., 5.00%, 06/15/2026 (c)	50,000	51,173
		1,119,984
Virginia - 1.7%
Chesapeake Economic Development Authority, 3.65%, 02/01/2032 (a)	1,520,000	1,517,673
Fairfax County Redevelopment & Housing Authority, 5.00%, 01/01/2045 (Callable 07/01/2027) (a)	3,250,000	3,383,316
Farmville Industrial Development Authority, 5.38%, 07/01/2053 (Callable 07/01/2028)	1,500,000	1,605,753
Norfolk Redevelopment & Housing Authority
4.00%, 01/01/2025 (Callable 05/02/2024)	1,360,000	1,350,552
5.00%, 05/01/2043 (Callable 05/01/2026) (a)	3,000,000	3,058,073
Portsmouth Redevelopment & Housing Authority, 3.50%, 07/01/2025 (Callable 07/01/2024) (a)	1,000,000	996,769
Tender Option Bond Trust Receipts/Certificates, 3.94%, 01/01/2047 (a)(b)	1,755,000	1,755,000
Toll Road Investors Partnership II LP
0.00%, 02/15/2027 (b)(e)	1,449,000	1,159,218
0.00%, 02/15/2028 (b)(e)	740,000	554,810
Virginia Beach Development Authority, 5.38%, 09/01/2029 (Callable 09/01/2026)	1,000,000	1,040,184
Virginia Small Business Financing Authority, 5.00%, 01/01/2035 (Callable 07/01/2027)	100,000	104,888
York County Economic Development Authority, 3.65%, 05/01/2033 (a)	1,940,000	1,937,031
		18,463,267
Washington - 2.9%
City of Tacoma WA Sewer Revenue, 5.00%, 12/01/2032 (Callable 06/01/2025)	2,000,000	2,035,559
Clark County School District No 114 Evergreen, 5.25%, 12/01/2040 (Callable 06/01/2032)	100,000	112,954
County of King WA Sewer Revenue, 0.88%, 01/01/2042 (Callable 04/01/2025) (a)	1,405,000	1,299,887
County of Lewis WA, 3.00%, 12/01/2026 (Callable 04/22/2024)	100,000	98,305
King County Housing Authority
5.16%, 11/01/2025	1,968,016	1,969,889
5.00%, 01/01/2028 (Callable 01/01/2027)	1,000,000	1,039,446
4.00%, 11/01/2033 (Callable 11/01/2029)	600,000	615,121
King County Public Hospital District No 1
5.00%, 12/01/2028 (Callable 12/01/2026)	125,000	129,920
5.00%, 12/01/2030 (Callable 12/01/2026)	400,000	413,269
Pacific County Public Healthcare Services District No 3
5.25%, 12/01/2039 (Callable 12/01/2033)	500,000	556,080
5.25%, 12/01/2044 (Callable 12/01/2033)	695,000	754,193
Pend Oreille County Public Utility District No 1 Box Canyon
5.00%, 01/01/2028	220,000	229,697
5.00%, 01/01/2029 (Callable 01/01/2028)	165,000	172,617
5.00%, 01/01/2038 (Callable 01/01/2029)	300,000	309,089
5.00%, 01/01/2039 (Callable 01/01/2028)	500,000	511,229
Port of Seattle WA
5.00%, 05/01/2036 (Callable 05/01/2027) (c)	4,500,000	4,592,837
4.00%, 08/01/2036 (Callable 08/01/2031) (c)	1,955,000	1,982,241
5.50%, 08/01/2047 (Callable 08/01/2032) (c)	1,750,000	1,909,096
Seattle Housing Authority
4.00%, 09/01/2025 (Callable 03/01/2025)	3,000,000	3,001,663
2.50%, 06/01/2041 (Callable 06/01/2031)	950,000	694,001
Snohomish County Housing Authority, 4.00%, 04/01/2033 (Callable 04/01/2031)	2,500,000	2,585,865
Tacoma Metropolitan Park District
5.00%, 12/01/2025	2,060,000	2,087,085
5.00%, 12/01/2025 (Callable 12/01/2024)	245,000	245,984
5.00%, 12/01/2025 (Callable 12/01/2024)	25,000	25,100
5.00%, 12/01/2026	95,000	97,351
4.00%, 12/01/2027 (Callable 12/01/2026)	605,000	600,556
4.00%, 12/01/2028 (Callable 12/01/2026)	25,000	24,763
Vancouver Housing Authority, 1.70%, 12/01/2024	140,000	136,745
Washington Health Care Facilities Authority
5.00%, 08/15/2028 (Callable 08/15/2027)	95,000	97,938
5.00%, 12/01/2031 (Callable 12/01/2030) (b)	200,000	219,306
5.04% (SIFMA Municipal Swap Index + 1.40%), 01/01/2035 (Callable 07/01/2024)	150,000	150,015
4.00%, 07/01/2036 (Callable 07/01/2025)	135,000	134,260
5.00%, 08/15/2037 (Callable 02/15/2028)	1,500,000	1,562,523
5.00%, 08/01/2049 (Callable 08/01/2029)	2,640,000	2,720,118
Washington State Convention Center Public Facilities District, 5.00%, 07/01/2027	100,000	103,978
Washington State Housing Finance Commission, 4.00%, 06/01/2050 (Callable 06/01/2029)	310,000	307,532
		33,526,212
West Virginia - 0.4%
Glenville State College, 4.00%, 06/01/2027	815,000	789,757
West Virginia Economic Development Authority
2.55%, 03/01/2040 (a)	1,325,000	1,325,000
1.00%, 01/01/2041 (a)(c)	2,500,000	2,358,777
		4,473,534
Wisconsin - 5.4%
Appleton Redevelopment Authority, 3.60%, 06/01/2036 (Callable 04/01/2024) (a)	3,200,000	3,200,000
Boscobel Area School District, 5.00%, 03/01/2036 (Callable 03/01/2031)	720,000	800,564
Deerfield Community School District, 4.00%, 03/01/2029 (Callable 03/01/2027)	3,000,000	3,065,821
Howard-Suamico School District/WI, 1.63%, 03/01/2031 (Callable 03/01/2028)	3,250,000	2,737,246
Hudson School District, 2.50%, 03/01/2025	1,305,000	1,285,193
Palmyra-Eagle Area School District/WI, 3.00%, 03/01/2025 (Callable 05/02/2024)	100,000	98,094
Public Finance Authority
5.00%, 05/15/2026 (Callable 05/15/2025) (b)	1,660,000	1,652,008
9.00%, 11/01/2028 (Callable 11/01/2027) (b)	1,125,000	1,127,427
5.50%, 12/15/2028 (Callable 06/01/2025) (b)	2,100,000	2,111,647
0.00%, 09/01/2029 (Callable 09/01/2026) (b)(e)	2,250,000	1,503,964
6.13%, 12/15/2029 (Callable 12/15/2027) (b)	1,500,000	1,487,446
5.00%, 09/01/2030 (b)	1,400,000	1,228,427
4.85%, 07/01/2031 (b)	475,000	419,906
5.00%, 07/01/2031 (c)	1,875,000	1,987,852
4.00%, 01/01/2033 (Callable 07/01/2029)	605,000	607,838
5.00%, 03/01/2033 (Callable 03/01/2026)	5,900,000	6,049,775
4.00%, 06/01/2033 (Callable 06/01/2025)	70,000	70,115
4.00%, 01/01/2034 (Callable 07/01/2029)	1,150,000	1,153,915
5.00%, 10/01/2034 (Callable 10/01/2029) (b)	1,500,000	1,559,106
4.00%, 01/01/2046 (Callable 01/01/2027)	500,000	405,506
Village of Hobart WI, 1.00%, 03/01/2032 (Callable 03/01/2030)	1,395,000	1,155,247
Waunakee Community School District, 2.50%, 04/01/2025 (Callable 05/02/2024)	250,000	245,652
Wisconsin Center District
0.00%, 12/15/2038 (Callable 12/15/2030) (e)	1,000,000	537,341
5.25%, 12/15/2061 (Callable 12/15/2030) (b)	1,100,000	1,089,688
Wisconsin Health & Educational Facilities Authority
4.00%, 08/15/2024	160,000	159,352
4.00%, 08/15/2025	230,000	227,639
4.00%, 08/15/2026	475,000	469,488
5.00%, 08/01/2027 (Callable 07/01/2026) (b)	4,250,000	4,346,005
5.00%, 11/01/2027 (Callable 11/01/2026)	745,000	740,396
5.00%, 11/01/2029 (Callable 11/01/2026)	430,000	424,023
5.00%, 04/01/2033 (Callable 10/01/2028)	1,000,000	1,070,363
4.00%, 07/01/2036 (Callable 07/01/2029)	1,000,000	990,709
4.00%, 09/15/2036 (Callable 09/15/2027)	775,000	714,628
4.00%, 09/15/2036 (Callable 09/15/2027)	530,000	488,713
5.00%, 10/01/2039 (Callable 10/01/2034)	900,000	975,555
5.00%, 11/15/2039 (Callable 05/15/2026)	2,100,000	2,141,970
5.00%, 10/01/2040 (Callable 10/01/2034)	500,000	537,400
5.00%, 02/15/2051 (Callable 08/15/2026) (a)	245,000	250,562
5.50%, 12/01/2052 (Callable 12/01/2032)	1,750,000	1,912,687
5.49%, 02/15/2053 (Callable 04/01/2024) (a)	5,000,000	5,000,000
Wisconsin Housing & Economic Development Authority
4.00%, 07/01/2030 (Callable 07/01/2028) (b)	135,000	122,936
4.38%, 07/01/2037 (Callable 07/01/2028) (b)	430,000	362,180
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, 4.00%, 03/01/2048 (Callable 03/01/2027)	15,000	14,883
Wisconsin Housing & Economic Development Authority Housing Revenue
3.75%, 05/01/2054 (Callable 05/01/2025) (a)	1,000,000	997,345
3.88%, 11/01/2054 (Callable 11/01/2025) (a)	4,250,000	4,234,016
		61,760,628
TOTAL MUNICIPAL BONDS (Cost $1,155,143,705)		1,159,515,875

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%	Shares
Federated Institutional Tax-Free Cash Trust - Class Premier, 3.34%(g)	8,186,459	8,186,459

TOTAL SHORT-TERM INVESTMENTS (Cost $8,186,459)		8,186,459

TOTAL INVESTMENTS - 102.0% (Cost $1,163,330,164)		$1,167,702,334
Liabilities in Excess of Other Assets - (2.0)%		(23,188,377)
TOTAL NET ASSETS - 100.0%		$1,144,513,957

Percentages are stated as a percent of net assets.

LIBOR - London Interbank Offered Rate
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate

(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2024.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $62,057,876 or 5.4% of the Fund’s net assets.

(c)	Security subject to the Alternative Minimum Tax ("AMT"). As of March 31, 2024, the total value of securities subject to the AMT was $114,135,118 or 10.7% of net assets.
(d)	Step coupon bond. The rate disclosed is as of March 31, 2024.
(e)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.
(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g) (h)	The rate shown represents the 7-day effective yield as of March 31, 2024. Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Strategic Municipal Bond Fund
Summary of Fair Value Exposure at March 31, 2024 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	–	1,159,515,875	–	1,159,515,875
Money Market Funds	8,186,459	–	–	8,186,459
Total Assets	8,186,459	1,159,515,875	–	1,167,702,334

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

Refer to the Schedule of Investments for industry classifications.